UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23180

T. Rowe Price Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2025

Total Return Fund

Investor Class (PTTFX)

This semi-annual shareholder report contains important information about Total Return Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return Fund - Investor Class	$24	0.46%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$651,055
Number of Portfolio Holdings	1,565

Portfolio Turnover Rate	69.7%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Government & Agency Mortgage-Backed Securities	24.4%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	22.1
Corporate Bonds	20.4
Asset-Backed Securities	13.1
Non-U.S. Government Mortgage-Backed Securities	8.6
Bank Loans	7.2
Foreign Government Obligations & Municipalities	4.8
Securities Lending Collateral	1.1
Municipal Securities	0.5
Short-Term and Other	-2.2

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bonds	13.9%
Federal National Mortgage Assn.	9.5
U.S. Treasury Notes	8.3
Federal Home Loan Mortgage	6.0
Government National Mortgage Assn.	5.0
UMBS	3.8
Government of Hungary	1.4
Republic of Colombia	0.7
Carvana Auto Receivables Trust	0.7
CarMax Auto Owner Trust	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F228-053 1/26

Total Return Fund

Investor Class (PTTFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

Total Return Fund

Advisor Class (PTATX)

This semi-annual shareholder report contains important information about Total Return Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return Fund - Advisor Class	$39	0.75%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$651,055
Number of Portfolio Holdings	1,565

Portfolio Turnover Rate	69.7%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Government & Agency Mortgage-Backed Securities	24.4%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	22.1
Corporate Bonds	20.4
Asset-Backed Securities	13.1
Non-U.S. Government Mortgage-Backed Securities	8.6
Bank Loans	7.2
Foreign Government Obligations & Municipalities	4.8
Securities Lending Collateral	1.1
Municipal Securities	0.5
Short-Term and Other	-2.2

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bonds	13.9%
Federal National Mortgage Assn.	9.5
U.S. Treasury Notes	8.3
Federal Home Loan Mortgage	6.0
Government National Mortgage Assn.	5.0
UMBS	3.8
Government of Hungary	1.4
Republic of Colombia	0.7
Carvana Auto Receivables Trust	0.7
CarMax Auto Owner Trust	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F229-053 1/26

Total Return Fund

Advisor Class (PTATX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

Total Return Fund

I Class (PTKIX)

This semi-annual shareholder report contains important information about Total Return Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return Fund - I Class	$16	0.32%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$651,055
Number of Portfolio Holdings	1,565

Portfolio Turnover Rate	69.7%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Government & Agency Mortgage-Backed Securities	24.4%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	22.1
Corporate Bonds	20.4
Asset-Backed Securities	13.1
Non-U.S. Government Mortgage-Backed Securities	8.6
Bank Loans	7.2
Foreign Government Obligations & Municipalities	4.8
Securities Lending Collateral	1.1
Municipal Securities	0.5
Short-Term and Other	-2.2

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bonds	13.9%
Federal National Mortgage Assn.	9.5
U.S. Treasury Notes	8.3
Federal Home Loan Mortgage	6.0
Government National Mortgage Assn.	5.0
UMBS	3.8
Government of Hungary	1.4
Republic of Colombia	0.7
Carvana Auto Receivables Trust	0.7
CarMax Auto Owner Trust	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F230-053 1/26

Total Return Fund

I Class (PTKIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
November 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PTTFX Total Return Fund
PTATX Total Return Fund–
.
Advisor Class
PTKIX Total Return Fund–
.
I Class

T. ROWE PRICE Total Return Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 8.29 $ 8.24 $ 8.53 $ 9.24 $ 10.49 $ 10.23
Investment
activities
Net investment
income
(1)(2)
0.21 0.43 0.41 0.35 0.26 0.28
Net realized and
unrealized gain/
loss 0.19 0.05 (0.28) (0.69) (1.18) 0.30
(3)
Total from
investment
activities 0.40 0.48 0.13 (0.34) (0.92) 0.58
Distributions
Net investment
income (0.21) (0.42) (0.38) (0.36) (0.26) (0.28)
Net realized gain — — — — (0.07) (0.04)
Tax return of
capital — (0.01) (0.04) (0.01) — —
Total distributions (0.21) (0.43) (0.42) (0.37) (0.33) (0.32)
NET ASSET
VALUE
End of period $ 8.48 $ 8.29 $ 8.24 $ 8.53 $ 9.24 $ 10.49

T. ROWE PRICE Total Return Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(4)
4.93% 5.84% 1.61% (3.69)% (8.99)% 5.69%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.56%
(5)
0.55% 0.58% 0.60% 0.55% 0.66%
Net expenses
after waivers/
payments by
Price Associates 0.46%
(5)
0.46% 0.46% 0.46% 0.49% 0.53%
Net investment
income 4.97%
(5)
5.10% 4.98% 4.06% 2.55% 2.69%
Portfolio turnover
rate
(6)
69.7% 150.3% 255.2% 323.0% 324.9% 458.4%
Net assets, end
of period (in
thousands) $101,701 $96,939 $95,934 $89,573 $93,291 $133,804
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized
(6)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the periods ending 11/30/25, 5/31/25, 5/31/24, 5/31/23 and 5/31/22 would have been 49.1%, 96.0%, 109.7%, 95.3% and 73.1%, respectively.

T. ROWE PRICE Total Return Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 8.29 $ 8.24 $ 8.53 $ 9.24 $ 10.49 $ 10.23
Investment
activities
Net investment
income
(1)(2)
0.20 0.40 0.39 0.33 0.24 0.25
Net realized and
unrealized gain/
loss 0.19 0.05 (0.28) (0.70) (1.19) 0.30
(3)
Total from
investment
activities 0.39 0.45 0.11 (0.37) (0.95) 0.55
Distributions
Net investment
income (0.20) (0.39) (0.36) (0.34) (0.23) (0.25)
Net realized gain — — — — (0.07) (0.04)
Tax return of
capital — (0.01) (0.04) —
(4)
— —
Total distributions (0.20) (0.40) (0.40) (0.34) (0.30) (0.29)
NET ASSET
VALUE
End of period $ 8.48 $ 8.29 $ 8.24 $ 8.53 $ 9.24 $ 10.49

T. ROWE PRICE Total Return Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(5)
4.78% 5.54% 1.32% (3.97)% (9.25)% 5.38%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.94%
(6)
0.91% 0.87% 0.80% 0.84% 1.08%
Net expenses
after waivers/
payments by
Price Associates 0.75%
(6)
0.75% 0.75% 0.75% 0.76% 0.82%
Net investment
income 4.68%
(6)
4.81% 4.67% 3.76% 2.42% 2.42%
Portfolio turnover
rate
(7)
69.7% 150.3% 255.2% 323.0% 324.9% 458.4%
Net assets, end
of period (in
thousands) $951 $855 $757 $826 $972 $259
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized
(7)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the periods ending 11/30/25, 5/31/25, 5/31/24, 5/31/23 and 5/31/22 would have been 49.1%, 96.0%, 109.7%, 95.3% and 73.1%, respectively.

T. ROWE PRICE Total Return Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 8.29 $ 8.24 $ 8.53 $ 9.24 $ 10.49 $ 10.24
Investment
activities
Net investment
income
(1)(2)
0.22 0.44 0.42 0.37 0.28 0.27
Net realized and
unrealized gain/
loss 0.19 0.05 (0.28) (0.70) (1.18) 0.31
(3)
Total from
investment
activities 0.41 0.49 0.14 (0.33) (0.90) 0.58
Distributions
Net investment
income (0.22) (0.43) (0.39) (0.37) (0.28) (0.29)
Net realized gain — — — — (0.07) (0.04)
Tax return of
capital — (0.01) (0.04) (0.01) — —
Total distributions (0.22) (0.44) (0.43) (0.38) (0.35) (0.33)
NET ASSET
VALUE
End of period $ 8.48 $ 8.29 $ 8.24 $ 8.53 $ 9.24 $ 10.49

T. ROWE PRICE Total Return Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(4)
5.00% 5.98% 1.75% (3.56)% (8.86)% 5.73%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.38%
(5)
0.38% 0.38% 0.38% 0.39% 0.48%
Net expenses
after waivers/
payments by
Price Associates 0.32%
(5)
0.32% 0.33% 0.33% 0.34% 0.37%
Net investment
income 5.11%
(5)
5.23% 5.10% 4.21% 2.75% 2.60%
Portfolio turnover
rate
(6)
69.7% 150.3% 255.2% 323.0% 324.9% 458.4%
Net assets, end
of period (in
thousands) $548,403 $554,417 $549,443 $594,730 $546,335 $452,452
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized
(6)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the periods ending 11/30/25, 5/31/25, 5/31/24, 5/31/23 and 5/31/22 would have been 49.1%, 96.0%, 109.7%, 95.3% and 73.1%, respectively.

T. ROWE PRICE Total Return Fund
November 30, 2025 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  13.1%
Car Loan  4.1%
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class C
6.022%, 5/17/32 (1) 124 126
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class A2
4.97%, 9/15/32 (1) 151 153
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.215%, 9/15/32 (1) 151 152
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  430 437
Avis Budget Rental Car Funding AESOP
Series 2022-5A, Class C
6.24%, 4/20/27 (1) 100 100
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 100 101
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class D
7.26%, 10/20/27 (1) 245 247
Avis Budget Rental Car Funding AESOP
Series 2023-3A, Class D
7.32%, 2/20/28 (1) 140 142
Avis Budget Rental Car Funding AESOP
Series 2024-3A, Class B
5.58%, 12/20/30 (1) 410 422
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class B
4.46%, 2/20/30 (1) 195 195
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class B, FRN
SOFR30A + 1.30%, 5.372%, 12/26/31 (1) 180 181
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.572%, 12/26/31 (1) 104 104
CarMax Auto Owner Trust
Series 2022-2, Class C
4.26%, 12/15/27  1,605 1,603
CarMax Auto Owner Trust
Series 2023-3, Class C
5.61%, 2/15/29  480 488

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
CarMax Auto Owner Trust
Series 2024-1, Class C
5.47%, 8/15/29  515 525
CarMax Auto Owner Trust
Series 2024-2, Class D
6.42%, 10/15/30  1,190 1,227
CarMax Auto Owner Trust
Series 2024-3, Class D
5.67%, 1/15/31  215 219
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  230 233
CarMax Select Receivables Trust
Series 2024-A, Class C
5.62%, 1/15/30  970 993
Carvana Auto Receivables Trust
Series 2021-P1, Class D
1.82%, 12/10/27  525 520
Carvana Auto Receivables Trust
Series 2022-N1, Class D
4.13%, 12/11/28 (1) 374 370
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  1,210 1,191
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 330 333
Carvana Auto Receivables Trust
Series 2024-N1, Class C
5.80%, 5/10/30 (1) 865 882
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 350 354
Carvana Auto Receivables Trust
Series 2024-N2, Class C
5.82%, 9/10/30 (1) 450 460
Carvana Auto Receivables Trust
Series 2025-P3, Class B
4.48%, 10/10/31  125 125
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 506 509
Drive Auto Receivables Trust
Series 2025-2, Class B
4.14%, 9/15/32  270 270

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Enterprise Fleet Financing
Series 2025-3, Class A3
4.46%, 9/20/29 (1) 255 258
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  135 137
Exeter Automobile Receivables Trust
Series 2025-4A, Class B
4.40%, 5/15/30  225 226
Exeter Automobile Receivables Trust
Series 2025-4A, Class C
4.57%, 6/16/31  805 807
Exeter Select Automobile Receivables Trust
Series 2025-2, Class B
4.63%, 11/17/31  230 232
Exeter Select Automobile Receivables Trust
Series 2025-2, Class C
4.91%, 12/15/31  475 480
Exeter Select Automobile Receivables Trust
Series 2025-3, Class B
4.42%, 3/15/32  865 866
Exeter Select Automobile Receivables Trust
Series 2025-3, Class C
5.00%, 3/15/32  830 840
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  400 403
Ford Credit Auto Lease Trust
Series 2023-B, Class D
6.97%, 6/15/28  330 333
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  290 292
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class B
5.72%, 1/16/29  155 158
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class C
5.92%, 2/16/29  255 260
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class B
5.73%, 6/15/28 (1) 1,555 1,566
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 260 264

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Huntington
Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 618 624
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class B
5.79%, 4/25/29 (1) 85 86
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class C
6.13%, 4/25/29 (1) 130 131
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class B
4.42%, 9/25/30 (1) 140 140
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class C
4.72%, 9/25/30 (1) 65 65
Santander Bank Auto Credit-Linked Notes
Series 2023-A, Class B
6.493%, 6/15/33 (1) 21 21
Santander Bank Auto Credit-Linked Notes
Series 2023-A, Class C
6.736%, 6/15/33 (1) 11 11
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class C
5.933%, 12/15/33 (1) 718 728
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.622%, 6/15/32 (1) 200 203
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C
5.818%, 6/15/32 (1) 241 244
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class B
4.965%, 1/18/33 (1) 231 232
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.141%, 1/18/33 (1) 240 241
Santander Drive Auto Receivables Trust
Series 2021-4, Class E
4.03%, 3/15/29 (1) 3,500 3,496
Securitized Term Auto Receivables Trust
Series 2025-A, Class B
5.038%, 7/25/31 (1) 211 213
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 170 172

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Securitized Term Auto Receivables Trust
Series 2025-B, Class C
5.121%, 12/29/32 (1) 63 64
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 95 97
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 59 59
26,611
Collateralized Mortgage Obligations  0.1%
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class D
3.299%, 2/17/39 (1) 620 603
603
Other Asset-Backed Securities  8.4%
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 560 563
Affirm Master Trust
Series 2025-2A, Class B
5.06%, 7/15/33 (1) 590 594
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 2,520 2,501
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class B
5.37%, 1/21/31 (1) 835 853
Apidos XXXVII
Series 2021-37A, Class B, CLO, FRN
3M TSFR + 1.862%, 5.719%, 10/22/34 (1) 525 526
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 410 416
Bain Capital Credit
Series 2022-3A, Class BR, CLO, FRN
3M TSFR + 1.63%, 5.512%, 7/17/35 (1) 915 916
Barings III
Series 2021-3A, Class B1R, CLO, FRN
3M TSFR + 1.63%, 5.514%, 1/18/35 (1) 1,330 1,332
Battalion XII
Series 2018-12A, Class CRR, CLO, FRN
3M TSFR + 1.55%, 5.402%, 5/17/31 (1) 660 660
Battalion XV
Series 2020-15A, Class CR, CLO, FRN
3M TSFR + 1.90%, 5.782%, 1/17/33 (1) 635 635

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Benefit Street Partners XXIII
Series 2021-23A, Class B1R, CLO, FRN
3M TSFR + 1.55%, 5.408%, 4/25/34 (1) 250 250
Chenango Park
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.80%, 5.705%, 4/15/30 (1) 1,085 1,086
CIFC Funding
Series 2016-1A, Class D1R3, CLO, FRN
3M TSFR + 2.30%, 6.17%, 10/21/31 (1) 735 729
Clarus Capital Funding
Series 2024-1A, Class B
4.79%, 8/20/32 (1) 270 271
Cologix Canadian Issuer
Series 2022-1CAN, Class A2
4.94%, 1/25/52 (CAD) (1) 1,460 1,037
Crown Point
Series 2018-7A, Class AR, CLO, FRN
3M TSFR + 1.23%, 5.114%, 10/20/31 (1) 210 210
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 1,275 1,250
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 175 178
Dell Equipment Finance Trust
Series 2024-2, Class B
4.82%, 8/22/30 (1) 100 101
Dell Equipment Finance Trust
Series 2024-2, Class D
5.29%, 2/24/31 (1) 210 212
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 215 217
Dryden
Series 2021-93A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.605%, 1/15/38 (1) 1,100 1,103
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 166 172
Elara HGV Timeshare Issuer
Series 2023-A, Class C
7.30%, 2/25/38 (1) 222 230
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 1,175 1,215

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Frontier Issuer
Series 2024-1, Class A2
6.19%, 6/20/54 (1) 210 217
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 1,462 1,638
Goto Foods Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 1,706 1,698
Goto Foods Funding
Series 2022-1, Class A2
7.206%, 7/30/52 (1) 1,480 1,494
Harbor Park
Series 2018-1A, Class CR2, CLO, FRN
3M TSFR + 1.65%, 5.534%, 1/20/31 (1) 1,375 1,374
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 1,910 1,844
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 486 503
Hilton Grand Vacations Trust
Series 2020-AA, Class C
6.42%, 2/25/39 (1) 22 23
Home Partners of America Trust
Series 2022-1, Class A
3.93%, 4/17/39 (1) 505 502
Home Partners of America Trust
Series 2022-1, Class D
4.73%, 4/17/39 (1) 1,750 1,734
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 320 321
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 145 147
HPEFS Equipment Trust
Series 2024-1A, Class C
5.33%, 5/20/31 (1) 1,190 1,197
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 140 141
HPEFS Equipment Trust
Series 2024-2A, Class D
5.82%, 4/20/32 (1) 350 358

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
HPS Loan Management
Series 11A-17, Class BR, CLO, FRN
3M TSFR + 1.812%, 5.698%, 5/6/30 (1) 28 28
HPS Loan Management
Series 11A-17, Class CR, CLO, FRN
3M TSFR + 2.212%, 6.098%, 5/6/30 (1) 1,830 1,835
Jack in the Box Funding
Series 2019-1A, Class A23
4.97%, 8/25/49 (1) 945 907
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 5.275%, 7/15/35 (1) 1,370 1,371
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 5.934%, 10/20/29 (1) 725 725
Madison Park Funding XXXV
Series 2019-35A, Class CR, CLO, FRN
3M TSFR + 2.162%, 6.046%, 4/20/32 (1) 2,500 2,501
MVW
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 49 48
MVW
Series 2023-1A, Class B
5.42%, 10/20/40 (1) 519 526
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 4.932%, 7/17/36 (1) 435 435
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.091%, 11/13/31 (1) 481 481
OCP
Series 2017-13A, Class B1R2, CLO, FRN
3M TSFR + 1.70%, 5.57%, 11/26/37 (1) 705 707
Octagon Investment Partners 47
Series 2020-1A, Class A2R2, CLO, FRN
3M TSFR + 1.55%, 5.407%, 1/22/38 (1) 1,655 1,654
Octagon Investment Partners 47
Series 2020-1A, Class BR2, CLO, FRN
3M TSFR + 1.70%, 5.557%, 1/22/38 (1) 1,690 1,694
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 5 5
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100 103

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Octane Receivables Trust
Series 2024-RVM1, Class A
5.01%, 1/22/46 (1) 159 161
Octane Receivables Trust
Series 2025-RVM1, Class B
4.83%, 12/20/46 (1) 410 411
Octane Receivables Trust
Series 2025-RVM1, Class C
5.26%, 12/20/46 (1) 840 843
OZLM Funding II
Series 2012-2A, Class BR4, CLO, FRN
3M TSFR + 1.75%, 5.588%, 7/30/37 (1) 1,495 1,498
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 33 34
Progress Residential Trust
Series 2021-SFR8, Class E1
2.382%, 10/17/38 (1) 750 735
SCF Equipment Leasing
Series 2024-1A, Class D
6.58%, 6/21/33 (1) 700 733
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 865 885
Shackleton XIV
Series 2019-14A, Class BRR, CLO, FRN
3M TSFR + 1.55%, 5.434%, 7/20/34 (1) 1,190 1,189
Sierra Timeshare Receivables Funding
Series 2023-2A, Class C
7.30%, 4/20/40 (1) 337 350
Signal Peak
Series 2018-5A, Class BR, CLO, FRN
3M TSFR + 2.20%, 6.058%, 4/25/37 (1) 950 955
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.534%, 1/20/32 (1) 250 251
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 5.105%, 10/15/31 (1) 541 541
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $1,379 (2)(3) 1,379 1,387
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 133 133

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Tricon Residential Trust
Series 2024-SFR2, Class D
6.00%, 6/17/40 (1) 870 880
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 153 156
Wingspire Equipment Finance
Series 2025-1A, Class A2
4.33%, 9/20/33 (1) 100 100
Wingspire Equipment Finance
Series 2025-1A, Class C
4.76%, 9/20/33 (1) 100 100
54,810
Student Loan  0.5%
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69 (1) 975 857
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 600 544
Navient Private Education Refi Loan Trust
Series 2020-FA, Class B
2.69%, 7/15/69 (1) 400 349
Navient Private Education Refi Loan Trust
Series 2020-HA, Class B
2.78%, 1/15/69 (1) 1,340 1,173
SMB Private Education Loan Trust
Series 2017-B, Class A2A
2.82%, 10/15/35 (1) 13 13
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 198 188
3,124
Total Asset-Backed Securities
(Cost $84,921) 85,148
BANK LOANS  7.2% (4)
FINANCIAL INSTITUTIONS  1.6%
Brokerage Asset Managers Exchanges  0.2%
HighTower Holding, FRN
3M TSFR + 2.75%, 6.651%, 2/3/32  513 512
Jane Street Group, FRN
3M TSFR + 2.00%, 5.822%, 12/15/31  321 318
Osaic Holdings, FRN
1M TSFR + 3.00%, 6.916%, 7/30/32  155 155

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
RFS OPCO, FRN
1M TSFR + 1.00%, 1.00%, 4/4/31 (2)(5) 115 115
RFS OPCO, FRN
1M TSFR + 4.75%, 8.752%, 4/4/31 (2) 100 99
RFS OPCO, FRN
1M TSFR + 5.00%, 8.752%, 4/4/31 (2) 203 201
1,400
Financial Other  0.0%
Insignia Financial, FRN
1M TSFR + 4.50%, 11/24/32 (2)(6) 110 109
109
Insurance  1.4%
Acrisure, FRN
1M TSFR + 3.25%, 7.166%, 6/20/32  264 264
Alera Group, FRN
1M TSFR + 3.25%, 7.166%, 5/30/32  175 176
Alera Group, FRN
1M TSFR + 5.50%, 9.416%, 5/30/33  980 1,004
Alliant Holdings Intermediate, FRN
1M TSFR + 2.50%, 6.416%, 9/19/31  979 979
Asurion, FRN
1M TSFR + 4.25%, 8.166%, 9/19/30  175 171
Asurion, FRN
1M TSFR + 4.25%, 8.266%, 8/19/28  190 189
Asurion, FRN
1M TSFR + 5.25%, 9.28%, 1/31/28  774 740
Asurion, FRN
1M TSFR + 5.25%, 9.28%, 1/20/29 (6) 788 737
CRC Insurance Group, FRN
3M TSFR + 2.75%, 6.752%, 5/6/31  330 330
CRC Insurance Group, FRN
3M TSFR + 4.75%, 8.752%, 5/6/32  650 657
HUB International, FRN
3M TSFR + 2.25%, 6.12%, 6/20/30  948 951
Jones Deslauriers Insurance Management, FRN
3M TSFR + 2.75%, 6.59%, 3/15/30  634 634
OneDigital Borrower, FRN
1M TSFR + 3.00%, 6.916%, 7/2/31  514 513
OneDigital Borrower, FRN
1M TSFR + 5.25%, 9.166%, 7/2/32 (6) 1,274 1,282
8,627
Total Financial Institutions 10,136

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
INDUSTRIAL  5.3%
Basic Industry  0.0%
Arsenal AIC Parent, FRN
1M TSFR + 2.75%, 6.666%, 8/18/30  197 197
197
Capital Goods  0.8%
Charter Next Generation, FRN
1M TSFR + 2.75%, 6.709%, 11/29/30  986 990
CPM Holdings, FRN
1M TSFR + 4.50%, 8.343%, 9/28/28 (6) 259 258
Engineered Machinery Holdings, FRN
3M TSFR + 6.00%, 10.263%, 5/21/29  970 970
Filtration Group, FRN
1M TSFR + 2.75%, 6.666%, 10/21/28  659 662
LTI Holdings, FRN
1M TSFR + 3.75%, 7.666%, 7/29/29  622 625
MITER Brands Acquisition Holdco, FRN
1M TSFR + 2.75%, 6.666%, 3/28/31  231 231
Pro Mach Group, FRN
1M TSFR + 2.75%, 6.666%, 10/16/32  335 336
Quikrete Holdings, FRN
1M TSFR + 2.25%, 6.166%, 1/30/32  331 331
TK Elevator U.S. Newco, FRN
6M TSFR + 2.75%, 6.947%, 4/30/30  640 644
TransDigm, FRN
3M TSFR + 2.50%, 6.502%, 8/19/32  290 291
5,338
Communications  0.8%
BCPE Pequod Buyer, FRN
1M TSFR + 3.00%, 6.916%, 11/25/31  319 320
Clear Channel Outdoor Holdings, FRN
1M TSFR + 4.00%, 8.03%, 8/21/28  546 547
CMG Media, FRN
3M TSFR + 3.50%, 7.602%, 6/18/29 (6) 461 421
Connect Finco, FRN
1M TSFR + 4.50%, 8.416%, 9/27/29  202 200
CSC Holdings, FRN
PRIME + 1.50%, 8.50%, 4/15/27 (6) 615 546
Directv Financing, FRN
3M TSFR + 5.50%, 9.34%, 2/17/31 (6) 233 230
E.W. Scripps, FRN
1M TSFR + 3.35%, 7.423%, 11/30/29  293 285
E.W. Scripps, FRN
1M TSFR + 5.75%, 9.823%, 6/30/28  195 197

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
iHeartCommunications, FRN
1M TSFR + 5.78%, 5/1/29 (6) 220 196
Lamar Media, FRN
1M TSFR + 1.50%, 5.451%, 9/23/32  200 199
Level 3 Financing, FRN
1M TSFR + 3.25%, 7.166%, 3/29/32  830 831
Lumen Technologies, FRN
1M TSFR + 6.00%, 9.916%, 6/1/28  128 129
Radiate Holdco, FRN
9.03%, 9/25/29 (1.50% PIK and 1M TSFR + 3.50% Cash) (7) 307 225
Radiate Holdco, FRN
1M TSFR + 4.00%, 6/26/29 (6) 187 185
Sinclair Television Group, FRN
3M TSFR + 3.30%, 7.402%, 12/31/29  140 127
Townsquare Media, FRN
3M TSFR + 5.00%, 8.878%, 2/19/30  326 281
Versant Media Group, FRN
1M TSFR + 3.50%, 10/23/30 (6) 275 273
Viasat, FRN
1M TSFR + 4.50%, 8.53%, 3/2/29  203 202
5,394
Consumer Cyclical  0.6%
Autokiniton U.S. Holdings, FRN
1M TSFR + 4.00%, 8.03%, 4/6/28 (6) 459 455
Caesars Entertainment, FRN
1M TSFR + 2.25%, 6.166%, 2/6/31  183 181
Clarios Global, FRN
1M TSFR + 2.75%, 6.666%, 1/28/32  465 466
Delta 2, FRN
3M TSFR + 2.00%, 6.002%, 9/10/31  200 200
EG America, FRN
3M TSFR + 3.50%, 7.322%, 2/7/28  348 349
EOC Borrower, FRN
1M TSFR + 3.00%, 6.916%, 3/24/32  269 270
IRB Holding, FRN
1M TSFR + 2.50%, 6.416%, 12/15/30  246 246
Loire Finco Luxembourg, FRN
1M TSFR + 4.00%, 7.916%, 1/21/30  348 348
Ontario Gaming GTA, FRN
3M TSFR + 4.25%, 8.24%, 8/1/30  455 424
PetSmart, FRN
1M TSFR + 4.00%, 7.96%, 8/18/32  60 60
TKO Worldwide Holdings, FRN
3M TSFR + 2.00%, 5.868%, 11/21/31  467 469

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Wand NewCo 3, FRN
1M TSFR + 2.50%, 6.416%, 1/30/31  302 302
3,770
Consumer Non-Cyclical  0.6%
1261229 B.C., FRN
1M TSFR + 6.25%, 10.166%, 10/8/30  534 526
Bausch + Lomb, FRN
1M TSFR + 4.25%, 8.166%, 1/15/31  780 785
LifePoint Health, FRN
3M TSFR + 3.75%, 7.655%, 5/17/31  593 594
Medline Borrower, FRN
1M TSFR + 2.00%, 5.916%, 10/23/28  195 195
Medline Borrower, FRN
1M TSFR + 2.00%, 5.916%, 10/23/30  394 394
Opal U.S., FRN
3M TSFR + 3.00%, 6.902%, 4/28/32  780 785
Paradigm Parent, FRN
3M TSFR + 4.50%, 8.382%, 4/16/32  225 194
Phoenix Newco, FRN
1M TSFR + 2.25%, 6.166%, 11/15/28  274 275
3,748
Energy  0.3%
Hilcorp Energy I, FRN
1M TSFR + 2.00%, 5.959%, 2/11/30  1,610 1,611
Prairie Acquiror, FRN
1M TSFR + 3.75%, 7.666%, 8/1/29  277 278
1,889
Industrial Other  0.1%
Aggreko Holdings, FRN
3M TSFR + 3.00%, 6.868%, 5/21/31  348 349
349
Technology  2.0%
Applied Systems, FRN
3M TSFR + 2.50%, 6.502%, 2/24/31  930 933
Applied Systems, FRN
3M TSFR + 4.50%, 8.502%, 2/23/32  1,261 1,283
AthenaHealth Group, FRN
1M TSFR + 2.75%, 6.666%, 2/15/29  405 405
Avalara, FRN
3M TSFR + 2.75%, 6.735%, 3/26/32  579 581
Cloud Software Group, FRN
3M TSFR + 3.25%, 7.252%, 3/21/31  277 276
Cloud Software Group, FRN
3M TSFR + 3.25%, 7.252%, 8/13/32  489 487
Delta Topco, FRN
1M TSFR + 5.25%, 9.154%, 11/29/30  524 517

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Disco Parent, FRN
3M TSFR + 3.25%, 7.072%, 8/6/32 (2) 205 206
Dye & Durham, FRN
3M TSFR + 4.25%, 8.352%, 4/11/31  120 108
Ellucian Holdings, FRN
1M TSFR + 2.75%, 6.666%, 10/9/29  286 286
Ellucian Holdings, FRN
1M TSFR + 4.75%, 8.666%, 11/22/32  1,098 1,104
Epicor Software, FRN
1M TSFR + 2.50%, 6.416%, 5/30/31  1,003 1,006
Icon Parent, FRN
3M TSFR + 2.75%, 6.753%, 11/13/31  279 280
Icon Parent, FRN
3M TSFR + 5.00%, 8.841%, 11/12/32  465 465
Kaseya, FRN
1M TSFR + 3.00%, 6.916%, 3/20/32  33 33
Kaseya, FRN
1M TSFR + 5.00%, 8.916%, 3/20/33  727 714
McAfee, FRN
1M TSFR + 3.00%, 6.916%, 3/1/29  307 283
Neptune Bidco U.S., FRN
3M TSFR + 5.00%, 9.012%, 4/11/29  401 391
Nielsen Holdings, FRN
3M TSFR + 9.75%, 13.762%, 10/11/29 (8) 65 65
Project Alpha Intermediate Holding, FRN
3M TSFR + 5.00%, 9.002%, 5/9/33  1,054 1,021
QualityTech, FRN
1M TSFR + 3.50%, 7.506%, 11/4/31  209 208
Sabre GLBL, FRN
1M TSFR + 6.00%, 10.016%, 11/15/29  178 162
Sandisk, FRN
3M TSFR + 3.00%, 6.857%, 2/20/32  338 340
UKG, FRN
3M TSFR + 2.50%, 6.338%, 2/10/31  1,093 1,092
X
9.50%, 10/26/29  395 391
X, FRN
6M TSFR + 6.50%, 10.448%, 10/26/29 (6) 405 394
13,031
Transportation  0.1%
AAdvantage Loyality IP, FRN
3M TSFR + 2.25%, 6.134%, 4/20/28  430 430
Merlin Buyer, FRN
3M TSFR + 4.00%, 12/14/28 (2)(6) 221 222
652
Total Industrial 34,368

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
UTILITY  0.3%
Electric  0.3%
Alpha Generation, FRN
1M TSFR + 2.00%, 5.916%, 9/30/31  193 193
Cogentrix Finance Holdco I, FRN
1M TSFR + 2.25%, 6.166%, 2/26/32  252 254
Cornerstone Generation, FRN
3M TSFR + 3.25%, 7.093%, 8/11/32  485 490
Talen Energy Supply, FRN
1M TSFR + 2.00%, 10/9/32 (6) 237 237
Talen Energy Supply, FRN
3M TSFR + 2.50%, 6.353%, 5/17/30  555 556
Talen Energy Supply, FRN
3M TSFR + 2.50%, 6.353%, 12/13/31  357 357
Total Utility 2,087
Total Bank Loans
(Cost $46,619) 46,591
COMMON STOCKS  0.0%
INDUSTRIAL  0.0%
Communications  0.0%
Altice France (EUR), Acquisition Date: 10/1/25, Cost $16 (3)(8) 1 17
Clear Channel Outdoor Holdings (8)(9) 1 1
Total Industrial 18
Total Common Stocks
(Cost $19) 18
CONVERTIBLE BONDS  0.1%
FINANCIAL INSTITUTIONS  0.0%
Financial Other  0.0%
Kaisa Group Holdings, Zero Coupon, 12/31/25 (1) 21 1
Kaisa Group Holdings, Zero Coupon, 12/31/26 (1) 29 1
Kaisa Group Holdings, Zero Coupon, 12/31/27 (1) 36 —
Kaisa Group Holdings, Zero Coupon, 12/31/28 (1) 57 —
Kaisa Group Holdings, Zero Coupon, 12/31/29 (1) 57 —
Kaisa Group Holdings, Zero Coupon, 12/31/30 (1) 72 —
Kaisa Group Holdings, Zero Coupon, 12/31/31 (1) 72 —
Kaisa Group Holdings, Zero Coupon, 12/31/32 (1) 135 2
Total Financial Institutions 4

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
INDUSTRIAL  0.1%
Communications  0.1%
Cable One, 1.125%, 3/15/28  220 180
Cable One, Zero Coupon, 3/15/26  205 201
381
Consumer Cyclical  0.0%
Rivian Automotive, 4.625%, 3/15/29  85 94
94
Total Industrial 475
Total Convertible Bonds
(Cost $506) 479
CONVERTIBLE PREFERRED STOCKS  0.1%
INDUSTRIAL  0.0%
Capital Goods  0.0%
Boeing, 6.00%, 10/15/27  3 180
Total Industrial 180
MISCELLANEOUS  0.1%
Miscellaneous  0.1%
Acrisure, Series A-2, Acquisition Date: 5/20/25, Cost $500 (2)(3)(8) 21 500
Total Miscellaneous 500
UTILITY  0.0%
Electric  0.0%
Southern, Series A, 7.125%, 12/15/28  4 202
Total Utility 202
Total Convertible Preferred Stocks
(Cost $843) 882
CORPORATE BONDS  20.4%
FINANCIAL INSTITUTIONS  5.3%
Banking  1.9%
American Express, VR, 4.918%, 7/20/33 (10) 290 296
Bank of America, VR, 5.162%, 1/24/31 (10) 935 970
Bank of America, VR, 5.464%, 5/9/36 (10) 685 720
Bank of America, VR, 5.468%, 1/23/35 (10) 614 646
Barclays, VR, 5.367%, 2/25/31 (10) 625 645
Barclays, VR, 5.785%, 2/25/36 (10) 200 211
CaixaBank, VR, 5.581%, 7/3/36 (1)(10) 540 560
CaixaBank, VR, 6.037%, 6/15/35 (1)(10) 600 642

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Citigroup, VR, 4.952%, 5/7/31 (10) 970 994
Citigroup, VR, 5.174%, 9/11/36 (10) 330 337
Citigroup, VR, 5.333%, 3/27/36 (10) 380 391
Ipoteka-Bank ATIB, 6.45%, 10/9/30  680 677
JPMorgan Chase, VR, 4.81%, 10/22/36 (10) 430 431
Morgan Stanley, VR, 5.32%, 7/19/35 (10) 160 166
PNC Financial Services Group, VR, 5.373%, 7/21/36 (10) 235 243
Societe Generale, 7.367%, 1/10/53 (1) 600 652
Societe Generale, VR, 2.797%, 1/19/28 (1)(10) 1,030 1,011
Societe Generale, VR, 5.50%, 4/13/29 (1)(10) 995 1,019
Societe Generale, VR, 6.691%, 1/10/34 (1)(10) 435 476
Standard Chartered, VR, 6.301%, 1/9/29 (1)(10) 255 265
Toronto-Dominion Bank, 4.928%, 10/15/35  395 398
Wells Fargo, VR, 6.491%, 10/23/34 (10) 600 669
12,419
Brokerage Asset Managers Exchanges  0.5%
Hightower Holding, 9.125%, 1/31/30 (1) 315 332
Jane Street Group, 6.125%, 11/1/32 (1) 310 315
Jane Street Group, 6.75%, 5/1/33 (1) 575 599
Jane Street Group, 7.125%, 4/30/31 (1) 358 376
LPL Holdings, 5.15%, 6/15/30  625 639
LPL Holdings, 5.65%, 3/15/35  190 194
LPL Holdings, 5.75%, 6/15/35  191 196
Osaic Holdings, 6.75%, 8/1/32 (1) 115 118
Osaic Holdings, 8.00%, 8/1/33 (1) 220 226
2,995
Finance Companies  0.5%
Ares Strategic Income Fund, 5.45%, 9/9/28 (1) 175 176
Blue Owl GP Stakes IV, 4.88%, 10/30/28, Acquisition Date: 10/9/25,
Cost $530 (2)(3)(8) 530 530
Golub Capital Private Credit Fund, 5.875%, 5/1/30 (9) 1,027 1,037
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (1) 400 394
Navient, 5.625%, 8/1/33  218 196
Navient, 7.875%, 6/15/32 (9) 184 190
Navient, 9.375%, 7/25/30  470 517
Navient, 11.50%, 3/15/31  360 400
OneMain Finance, 7.50%, 5/15/31  115 121
3,561
Financial Other  0.6%
Aldar Properties, VR, 6.623%, 4/15/55 (10) 640 674
Atlas Warehouse Lending, 4.95%, 11/15/30 (1) 250 251
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29
(EUR)  655 726
Corp. Inmobiliaria Vesta, 5.50%, 1/30/33 (1) 340 343

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
HA Sustainable Infrastructure Capital, VR, 8.00%, 6/1/56 (10) 393 400
HAT Holdings I, 3.75%, 9/15/30 (1)(9) 1,125 1,039
HAT Holdings I, 8.00%, 6/15/27 (1) 227 236
Howard Hughes, 5.375%, 8/1/28 (1) 222 221
3,890
Insurance  1.2%
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 322 335
Aspen Insurance Holdings, 5.75%, 7/1/30  305 320
Centene, 4.625%, 12/15/29  1,397 1,343
Five Corners Funding Trust II, 2.85%, 5/15/30 (1) 301 284
Fortitude Group Holdings, 6.25%, 4/1/30 (1) 495 513
GA Global Funding Trust, 5.50%, 4/1/32 (1) 830 845
HUB International, 7.25%, 6/15/30 (1) 470 491
HUB International, 7.375%, 1/31/32 (1) 630 654
Jones Deslauriers Insurance Management, 6.875%, 10/1/33 (1) 545 531
Jones Deslauriers Insurance Management, 7.25%, 10/1/33
(CAD) (1) 385 275
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1) 175 183
Molina Healthcare, 6.25%, 1/15/33 (1) 195 195
Molina Healthcare, 6.50%, 2/15/31 (1) 110 112
Panther Escrow Issuer, 7.125%, 6/1/31 (1) 335 347
Reinsurance Group of America, 6.00%, 9/15/33  736 788
UnitedHealth Group, 5.30%, 6/15/35  315 327
UnitedHealth Group, 5.95%, 6/15/55  180 189
USI, 7.50%, 1/15/32 (1) 290 301
8,033
Real Estate Investment Trusts  0.6%
Alexandria Real Estate Equities, 2.00%, 5/18/32  127 107
Alexandria Real Estate Equities, 5.25%, 5/15/36  155 154
Alexandria Real Estate Equities, 5.50%, 10/1/35  195 198
Brixmor Operating Partnership, 4.85%, 2/15/33  100 100
Brixmor Operating Partnership, 5.20%, 4/1/32  145 149
Cofinimmo, 0.875%, 12/2/30 (EUR)  300 309
FIBRA Prologis, 5.50%, 11/26/35 (1) 260 259
MPT Operating Partnership, 0.993%, 10/15/26 (EUR)  905 1,000
MPT Operating Partnership, 8.50%, 2/15/32 (1) 245 258
Realty Income, 5.125%, 4/15/35  185 189
Service Properties Trust, 8.625%, 11/15/31 (1) 505 531
Service Properties Trust, 8.875%, 6/15/32  142 137
Service Properties Trust, Zero Coupon, 9/30/27 (1) 210 187
3,578
Total Financial Institutions 34,476

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
INDUSTRIAL  12.9%
Basic Industry  0.6%
Arsenal AIC Parent, 11.50%, 10/1/31 (1) 295 324
Celanese U.S. Holdings, 6.879%, 7/15/32  185 188
GC Treasury Center, VR, 6.50% (1)(10)(11) 200 201
GC Treasury Center, VR, 7.125% (1)(10)(11) 200 204
IMCD, 3.625%, 4/30/30 (EUR)  605 705
South32 Treasury, 4.35%, 4/14/32 (1) 2,120 2,059
3,681
Capital Goods  0.7%
Amrize Finance U.S., 4.70%, 4/7/28 (1) 245 246
Amrize Finance U.S., 4.95%, 4/7/30 (1) 285 291
Axon Enterprise, 6.125%, 3/15/30 (1) 210 217
Axon Enterprise, 6.25%, 3/15/33 (1) 175 182
Boeing, 3.75%, 2/1/50  204 151
Boeing, 6.858%, 5/1/54  1,320 1,503
Quikrete Holdings, 6.375%, 3/1/32 (1) 210 218
Quikrete Holdings, 6.75%, 3/1/33 (1) 196 204
Regal Rexnord, 6.05%, 4/15/28  53 55
Regal Rexnord, 6.30%, 2/15/30  700 744
TransDigm, 6.75%, 1/31/34 (1) 185 193
TransDigm, 6.875%, 12/15/30 (1) 136 142
TransDigm, 7.125%, 12/1/31 (1) 460 482
4,628
Communications  3.0%
Altice France, 6.875%, 7/15/32 (1) 154 150
AT&T, 4.55%, 11/1/32  395 395
Axian Telecom Holding & Management, 7.25%, 7/11/30 (1) 320 322
Beignet Investor, 6.581%, 5/30/49 (1) 910 978
CCO Holdings, 4.25%, 2/1/31 (1) 250 230
CCO Holdings, 4.50%, 6/1/33 (1) 355 312
CCO Holdings, 7.375%, 3/1/31 (1)(9) 310 316
Cellnex Finance, 2.00%, 2/15/33 (EUR)  400 416
Charter Communications Operating, 3.90%, 6/1/52  305 199
Clear Channel Outdoor Holdings, 7.125%, 2/15/31 (1) 115 119
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1) 199 196
Clear Channel Outdoor Holdings, 7.50%, 3/15/33 (1) 95 100
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1) 205 205
CMG Media, 8.875%, 6/18/29 (1)(9) 425 351
Connect Finco, 9.00%, 9/15/29 (1) 290 307
CSC Holdings, 5.50%, 4/15/27 (1) 230 198
CSC Holdings, 11.25%, 5/15/28 (1)(9) 200 155
CSC Holdings, 11.75%, 1/31/29 (1) 200 140

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Directv Financing, 8.875%, 2/1/30 (1) 165 163
Directv Financing, 10.00%, 2/15/31 (1) 230 228
DISH DBS, 5.25%, 12/1/26 (1) 415 405
DISH DBS, 5.75%, 12/1/28 (1) 235 226
DISH DBS, 7.375%, 7/1/28  230 214
E.W. Scripps, 9.875%, 8/15/30 (1) 405 407
EchoStar, 10.75%, 11/30/29  907 1,000
Gray Media, 9.625%, 7/15/32 (1) 330 341
Infrastrutture Wireless Italiane, 3.75%, 4/1/30 (EUR)  945 1,111
Level 3 Financing, 4.50%, 4/1/30 (1) 155 143
Level 3 Financing, 6.875%, 6/30/33 (1) 160 163
Level 3 Financing, 7.00%, 3/31/34 (1) 520 533
Meta Platforms, 5.50%, 11/15/45  550 548
Meta Platforms, 5.625%, 11/15/55  790 784
Meta Platforms, 5.75%, 11/15/65  530 525
NTT Finance, 5.171%, 7/16/32 (1) 225 232
NTT Finance, 5.502%, 7/16/35 (1) 370 387
SBA Tower Trust, 2.328%, 1/15/28 (1) 95 91
SBA Tower Trust, 4.831%, 10/15/29 (1) 2,830 2,847
SES, VR, 5.50%, 9/12/54 (EUR) (10) 545 613
Sirius XM Radio, 5.00%, 8/1/27 (1) 7 7
Stagwell Global, 5.625%, 8/15/29 (1) 205 199
T-Mobile USA, 4.625%, 1/15/33  1,010 1,008
Time Warner Cable, 6.55%, 5/1/37  91 93
Time Warner Cable, 6.75%, 6/15/39  212 214
Univision Communications, 8.50%, 7/31/31 (1) 130 134
Univision Communications, 9.375%, 8/1/32 (1) 140 148
Veon Midco, 3.375%, 11/25/27  720 681
Verizon Communications, 5.875%, 11/30/55  210 210
Viasat, 7.50%, 5/30/31 (1)(9) 140 132
Warnermedia Holdings, 5.05%, 3/15/42  415 331
19,207
Consumer Cyclical  1.7%
Advance Auto Parts, 7.00%, 8/1/30 (1) 266 271
Advance Auto Parts, 7.375%, 8/1/33 (1)(9) 311 317
Aptiv Swiss Holdings, 3.10%, 12/1/51  985 643
Bath & Body Works, 6.625%, 10/1/30 (1) 40 41
Carvana, 9.00%, 6/1/31, (14.00% PIK until 8/15/25 then 9.00% Cash to maturity) (1)(7) 471 530
CBRE Services, 4.80%, 6/15/30  315 320
Clarios Global, 6.75%, 2/15/30 (1) 210 217
EG Global Finance, 12.00%, 11/30/28 (1) 265 288
Ferrari, 3.625%, 5/21/30 (EUR)  275 327
Flutter Treasury, 5.875%, 6/4/31 (1) 200 202

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Flutter Treasury DAC, 6.375%, 4/29/29 (1) 655 676
Ford Motor Credit, 5.73%, 9/5/30  315 320
Ford Motor Credit, 5.918%, 3/20/28  725 741
General Motors Financial, 4.20%, 10/27/28  280 280
General Motors Financial, 6.40%, 1/9/33  181 195
GLP Capital, 5.25%, 2/15/33  645 645
Hyundai Capital America, 5.40%, 1/8/31 (1) 200 207
Lowe's, 4.25%, 4/1/52  207 166
Lowe's, 5.625%, 4/15/53  105 104
Magna International, 5.875%, 6/1/35  90 96
Match Group Holdings II, 6.125%, 9/15/33 (1) 255 258
NFL, 4.78%, 10/5/30, Acquisition Date: 6/27/25, Cost $395 (2)(3)(8) 395 395
Nissan Motor, 7.50%, 7/17/30 (1) 285 297
Nissan Motor Acceptance, 5.625%, 9/29/28 (1) 78 78
Nissan Motor Acceptance, 6.125%, 9/30/30 (1) 325 322
Ontario Gaming GTA, 8.00%, 8/1/30 (1) 105 103
PetSmart, 7.50%, 9/15/32 (1) 250 252
Rentokil Terminix Funding, 5.00%, 4/28/30 (1) 995 1,015
Rivian Holdings, 10.00%, 1/15/31 (1) 780 741
Six Flags Entertainment, 6.50%, 10/1/28  265 256
Volkswagen Group of America Finance, 4.55%, 9/11/28 (1) 250 251
Voyager Parent, 9.25%, 7/1/32 (1) 265 280
Wand NewCo 3, 7.625%, 1/30/32 (1) 185 195
Yum! Brands, 5.375%, 4/1/32  110 111
11,140
Consumer Non-Cyclical  2.2%
1261229 B.C., 10.00%, 4/15/32 (1) 530 547
AbbVie, 5.40%, 3/15/54  605 602
BAT Capital, 5.35%, 8/15/32  470 488
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 390 416
Bon Secours Mercy Health, 3.464%, 6/1/30  230 225
CHS, 10.875%, 1/15/32 (1) 450 484
Cigna Group, 4.50%, 9/15/30  190 191
Cigna Group, 6.00%, 1/15/56  265 276
CommonSpirit Health, 2.782%, 10/1/30  56 52
CVS Health, 5.625%, 2/21/53  725 692
CVS Health, VR, 6.75%, 12/10/54 (10) 837 864
CVS Health, VR, 7.00%, 3/10/55 (10) 185 193
Galderma Finance Europe, 3.50%, 3/20/30 (EUR)  270 317
Health & Happiness International Holdings, 9.125%, 7/24/28  1,000 1,060
Icon Investments Six, 5.849%, 5/8/29  200 209
Icon Investments Six, 6.00%, 5/8/34  200 211
Imperial Brands Finance, 5.625%, 7/1/35 (1) 630 650

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Imperial Brands Finance, 6.375%, 7/1/55 (1) 350 362
Kraft Heinz Foods, 5.00%, 6/4/42  206 191
LifePoint Health, 10.00%, 6/1/32 (1) 633 668
LifePoint Health, 11.00%, 10/15/30 (1) 585 642
Mars, 5.20%, 3/1/35 (1) 630 650
Mars, 5.65%, 5/1/45 (1) 455 464
Medline Borrower, 6.25%, 4/1/29 (1) 185 190
Newell Brands, 6.625%, 5/15/32 (9) 140 132
Newell Brands, 8.50%, 6/1/28 (1) 167 174
Opal Bidco, 6.50%, 3/31/32 (1) 245 251
Organon, 5.125%, 4/30/31 (1) 250 208
Paradigm Parent & Paradigm Parent CO-Issuer, 8.75%, 4/17/32 (1) 185 174
Solventum, 5.45%, 3/13/31  1,005 1,048
Solventum, 5.90%, 4/30/54  653 668
Star Parent, 9.00%, 10/1/30 (1) 196 209
Sutter Health, Series 2025, 5.213%, 8/15/32  150 157
Sutter Health, Series 2025, 5.537%, 8/15/35  460 487
Tenet Healthcare, 6.00%, 11/15/33 (1) 75 78
Tenet Healthcare, 6.875%, 11/15/31  180 196
Wolfspeed, 13.875%, 6/23/30, (9.875% Cash and 4.00% PIK) (1)(7) 166 181
14,607
Energy  2.4%
Aethon III, 10.077%, 1/10/27, Acquisition Date: 9/5/25, Cost $388 (2)
(3)(8) 390 387
Breakwater Energy Holdings, 9.25%, 11/15/30 (1) 250 259
Civitas Resources, 8.375%, 7/1/28 (1) 175 180
Civitas Resources, 9.625%, 6/15/33 (1) 425 458
Comstock Resources, 6.75%, 3/1/29 (1) 270 269
Crescent Energy Finance, 7.375%, 1/15/33 (1) 457 433
Crescent Energy Finance, 7.625%, 4/1/32 (1) 190 185
Diamondback Energy, 5.40%, 4/18/34  653 669
Diamondback Energy, 5.75%, 4/18/54  1,013 973
Expand Energy, 5.375%, 2/1/29  685 685
FS Luxembourg, 8.875%, 2/12/31 (1) 580 600
Harbour Energy, 6.327%, 4/1/35 (1) 790 810
Hilcorp Energy I, 7.25%, 2/15/35 (1) 190 181
Hilcorp Energy I, 8.375%, 11/1/33 (1) 524 537
Matador Resources, 6.25%, 4/15/33 (1) 185 184
MPLX, 5.00%, 1/15/33 (9) 385 386
MPLX, 6.20%, 9/15/55  300 302
NGL Energy Operating, 8.375%, 2/15/32 (1) 215 222
Occidental Petroleum, 6.05%, 10/1/54  1,070 1,034
Occidental Petroleum, 6.20%, 3/15/40  119 122
Occidental Petroleum, 8.875%, 7/15/30  715 827

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Permian Resources Operating, 6.25%, 2/1/33 (1) 190 194
Permian Resources Operating, 9.875%, 7/15/31 (1) 139 150
Prairie Acquiror, 9.00%, 8/1/29 (1) 195 200
Raizen Fuels Finance, 5.70%, 1/17/35 (1) 760 626
Range Resources, 4.75%, 2/15/30 (1) 215 211
Sunoco, 7.25%, 5/1/32 (1) 215 227
Tallgrass Energy Partners, 7.375%, 2/15/29 (1) 215 222
Targa Resources, 5.55%, 8/15/35  785 804
Transcontinental Gas Pipe Line, 5.10%, 3/15/36 (1) 370 376
Transocean Aquila, 8.00%, 9/30/28 (1) 105 107
Transocean International, 7.875%, 10/15/32 (1) 60 62
Transocean International, 8.25%, 5/15/29 (1) 130 132
Transocean International, 8.75%, 2/15/30 (1) 242 251
Venture Global LNG, 9.50%, 2/1/29 (1) 290 306
Venture Global LNG, VR, 9.00% (1)(10)(11) 650 553
Venture Global Plaquemines LNG, 6.50%, 1/15/34 (1) 285 294
Venture Global Plaquemines LNG, 6.75%, 1/15/36 (1) 310 322
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (1) 180 196
Venture Global Plaquemines LNG, 7.75%, 5/1/35 (1) 475 528
Vital Energy, 9.75%, 10/15/30  195 202
15,666
Industrial Other  0.1%
Albion Financing 1, 7.00%, 5/21/30 (1) 200 207
Booz Allen Hamilton, 5.95%, 4/15/35 (9) 640 664
871
Technology  2.1%
Alphabet, 4.70%, 11/15/35  745 756
AP Grange Holdings, 6.50%, 3/20/45, Acquisition Date: 6/12/24,
Cost $700 (2)(3)(8) 700 747
AthenaHealth Group, 6.50%, 2/15/30 (1) 265 262
Broadcom, 4.80%, 2/15/36  630 631
Cloud Software Group, 8.25%, 6/30/32 (1) 185 195
Cloud Software Group, 9.00%, 9/30/29 (1) 750 775
Dye & Durham, 8.625%, 4/15/29 (1) 225 206
Fiserv, 4.55%, 2/15/31  1,660 1,641
Foundry JV Holdco, 6.10%, 1/25/36 (1) 200 212
Foundry JV Holdco, 6.20%, 1/25/37 (1) 200 213
Foundry JV Holdco, 6.25%, 1/25/35 (1) 200 215
Foundry JV Holdco, 6.40%, 1/25/38 (1) 285 306
Kaspi.KZ, 6.25%, 3/26/30 (1) 770 791
Marvell Technology, 5.45%, 7/15/35 (9) 710 732
McAfee, 7.375%, 2/15/30 (1)(9) 375 327
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 321 319
Neptune Bidco U.S., 10.375%, 5/15/31 (1) 660 667

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Oracle, 5.20%, 9/26/35  705 689
Oracle, 5.95%, 9/26/55 (9) 1,249 1,160
Sabre GLBL, 10.75%, 11/15/29 (1) 175 154
Sabre GLBL, 11.125%, 7/15/30 (1) 120 104
Stripe, Series A, 5.04%, 9/26/30, Acquisition Date: 9/16/25,
Cost $670 (2)(3)(8) 670 670
Synopsys, 5.70%, 4/1/55  595 595
UKG, 6.875%, 2/1/31 (1) 340 350
WULF Compute, 7.75%, 10/15/30 (1) 500 517
X.AI, 12.50%, 6/30/30  81 85
13,319
Transportation  0.1%
Avis Budget Car Rental, 8.25%, 1/15/30 (1)(9) 190 196
Heathrow Funding, 1.875%, 3/14/34 (EUR)  578 583
Heathrow Funding, 3.875%, 1/16/36 (EUR)  120 137
916
Total Industrial 84,035
UTILITY  2.2%
Electric  1.9%
AES, 5.80%, 3/15/32  1,015 1,041
AES Andes, 6.25%, 3/14/32 (1) 428 446
Alpha Generation, 6.75%, 10/15/32 (1) 290 298
CFE Fibra, 5.875%, 9/23/40 (1) 200 200
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 283 292
Chpe, Series A, 5.51%, 9/30/35, Acquisition Date: 8/22/25,
Cost $200 (2)(3)(8) 200 200
Edison International, Series A, VR, 5.375% (10)(11) 17 17
Enel Finance International, 5.00%, 9/30/35 (1) 490 489
FirstEnergy, 2.65%, 3/1/30  640 594
FirstEnergy, Series B, 2.25%, 9/1/30  116 105
FirstEnergy Transmission, 5.00%, 1/15/35  230 231
Jersey Central Power & Light, 5.15%, 1/15/36 (1) 395 402
Kentucky Utilities, 5.85%, 8/15/55  70 72
Louisville Gas & Electric, 5.85%, 8/15/55  70 71
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 420 422
Niagara Mohawk Power, 5.996%, 7/3/55 (1) 635 653
NRG Energy, 6.00%, 1/15/36 (1) 300 304
Pacific Gas & Electric, 3.50%, 8/1/50  250 172
Pacific Gas & Electric, 4.95%, 7/1/50  240 207
Pacific Gas & Electric, 5.05%, 10/15/32  715 720
Pacific Gas & Electric, 5.90%, 10/1/54  157 153
PG&E, VR, 7.375%, 3/15/55 (10) 189 196
PSEG Power, 5.20%, 5/15/30 (1) 79 81

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Public Service of Oklahoma, 5.45%, 1/15/36  815 840
Talen Energy Supply, 6.25%, 2/1/34 (1) 330 336
Talen Energy Supply, 6.50%, 2/1/36 (1) 185 191
Talen Energy Supply, 8.625%, 6/1/30 (1) 432 457
Vistra, VR, 8.00% (1)(10)(11) 324 330
Vistra, Series C, VR, 8.875% (1)(10)(11) 1,805 1,990
Vistra Operations, 5.70%, 12/30/34 (1) 19 20
Vistra Operations, 6.95%, 10/15/33 (1) 570 635
XPLR Infrastructure Operating Partners, 7.75%, 4/15/34 (1) 495 502
12,667
Natural Gas  0.3%
APA Infrastructure, 5.125%, 9/16/34 (1) 175 178
APA Infrastructure, 5.75%, 9/16/44 (1) 350 354
Boston Gas, 6.119%, 7/20/53 (1) 365 373
Engie, 5.625%, 4/10/34 (1)(9) 475 500
Southern California Gas, 5.45%, 6/15/35  310 324
1,729
Total Utility 14,396
Total Corporate Bonds
(Cost $129,949) 132,907
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  4.8%
Owned No Guarantee  0.4%
Petroleos Mexicanos, 8.75%, 6/2/29  1,145 1,222
Petroleos Mexicanos, 10.00%, 2/7/33 (9) 1,435 1,657
2,879
Sovereign  2.3%
Dominican Republic, 5.875%, 10/28/35 (1)(9) 310 309
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 690 701
Government of Barbados, 8.00%, 6/26/35 (1) 200 210
Republic of Argentina, 1.00%, 7/9/29  852 744
Republic of Argentina, STEP, 4.125%, 7/9/35  575 408
Republic of Brazil, 5.50%, 11/6/30  1,640 1,675
Republic of Brazil, 7.25%, 1/12/56  995 994
Republic of Bulgaria, Series 13Y, 4.125%, 5/7/38 (EUR)  840 999
Republic of Ivory Coast, 8.075%, 4/1/36 (1) 1,015 1,057
Republic of Montenegro, 7.25%, 3/12/31 (1) 2,155 2,316
Republic of Romania, 5.375%, 6/7/33 (EUR) (1) 370 437
Republic of Romania, 5.75%, 9/16/30 (1) 1,160 1,191
Republic of Romania, 6.625%, 5/16/36 (1) 978 1,011
State of Israel, Series 10Y, 5.50%, 3/12/34  708 736
State of Israel, Series 10Y, 5.625%, 2/19/35 (9) 857 898

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
State of Kuwait, 4.652%, 10/9/35 (1) 470 472
United Mexican States, 5.375%, 3/22/33  570 570
14,728
Treasuries  2.1%
Government of Hungary, Series 35/A, 7.00%, 10/24/35 (HUF)  2,960,000 8,998
Republic of Colombia, Series B, 6.25%, 7/9/36 (COP)  27,046,900 4,616
13,614
Total Foreign Government Obligations & Municipalities
(Cost $30,521) 31,221
MUNICIPAL SECURITIES  0.5%
Puerto Rico  0.4%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (12) 2,857 1,828
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  92 66
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  71 71
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  64 64
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  55 53
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  75 69
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.625%,
7/1/27  79 81
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.625%,
7/1/29  77 82
2,314
Texas  0.1%
Port of Beaumont Navigation Dist., Jefferson Gulf Coast, Series B,
10.00%, 7/1/26 (1) 865 868
868
Total Municipal Securities
(Cost $2,997) 3,182
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  8.6%
Collateralized Mortgage Obligations  5.7%
Angel Oak Mortgage Trust
Series 2020-5, Class M1, CMO, ARM, 2.97%, 5/25/65 (1) 250 235
Angel Oak Mortgage Trust
Series 2020-6, Class M1, CMO, ARM, 2.805%, 5/25/65 (1) 515 445

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Angel Oak Mortgage Trust
Series 2022-6, Class A1, CMO, STEP, 4.30%, 7/25/67 (1) 1,428 1,421
Angel Oak Mortgage Trust
Series 2025-3, Class A1, CMO, STEP, 5.42%, 3/25/70 (1) 150 151
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 6.954%, 9/25/29, Acquisition
Date: 8/29/24, Cost $294 (2)(3) 294 296
Bayview Opportunity Master Fund VI Trust
Series 2021-6, Class A5, CMO, ARM, 2.50%, 10/25/51 (1) 547 493
BINOM Securitization Trust
Series 2022-INV1, Class A3, CMO, ARM, 4.441%, 8/25/57 (1) 375 366
Chase Home Lending Mortgage Trust
Series 2024-RPL4, Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 96 86
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (1) 900 792
COLT Mortgage Loan Trust
Series 2021-3, Class M1, CMO, ARM, 2.304%, 9/27/66 (1) 2,220 1,573
COLT Mortgage Loan Trust
Series 2021-5, Class A1, CMO, ARM, 1.726%, 11/26/66 (1) 901 821
COLT Mortgage Loan Trust
Series 2025-10, Class A1F, CMO, ARM, SOFR30A + 1.20%,
5.272%, 10/25/70 (1) 421 422
Connecticut Avenue Securities
Series 2025-R01, Class 1M1, CMO, ARM, SOFR30A + 1.10%,
5.172%, 1/25/45 (1) 285 285
Connecticut Avenue Securities Trust
Series 2025-R02, Class 1A1, CMO, ARM, SOFR30A + 1.00%,
5.072%, 2/25/45 (1) 819 820
Connecticut Avenue Securities Trust
Series 2025-R06, Class 1M1, CMO, ARM, SOFR30A + 0.95%,
5.022%, 9/25/45 (1) 274 273
Cross Mortgage Trust
Series 2024-H2, Class A1, CMO, STEP, 6.093%, 4/25/69 (1) 69 70
Cross Mortgage Trust
Series 2024-H6, Class A1, CMO, ARM, 5.129%, 9/25/69 (1) 792 792
Cross Mortgage Trust
Series 2025-H4, Class A1, CMO, ARM, 5.596%, 6/25/70 (1) 2,559 2,577
Cross Mortgage Trust
Series 2025-H5, Class A1B, CMO, STEP, 5.509%, 7/25/70 (1) 424 427
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM, 1.26%, 4/25/66 (1) 1,048 938
EFMT
Series 2023-1, Class A2, CMO, STEP, 6.24%, 2/25/68 (1) 327 326
EFMT
Series 2024-INV2, Class A2, CMO, STEP, 5.289%, 10/25/69 (1) 446 447

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
EFMT
Series 2025-INV1, Class A1, CMO, STEP, 5.626%, 3/25/70 (1) 288 290
EFMT
Series 2025-INV2, Class A1, CMO, STEP, 5.387%, 5/26/70 (1) 316 317
EFMT
Series 2025-INV4, Class A1F, CMO, ARM, SOFR30A + 1.20%,
5.242%, 10/25/70 (1) 197 197
EFMT
Series 2025-NQM3, Class A1, CMO, STEP, 5.494%, 8/25/70 (1) 1,561 1,570
Ellington Financial Mortgage Trust
Series 2021-2, Class A3, CMO, ARM, 1.291%, 6/25/66 (1) 2,355 2,027
Flagstar Mortgage Trust
Series 2017-2, Class B1, CMO, ARM, 3.97%, 10/25/47 (1) 207 193
Flagstar Mortgage Trust
Series 2019-1INV, Class A3, CMO, ARM, 3.50%, 10/25/49 (1) 46 42
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM, 3.651%, 12/25/46 (1) 70 69
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM, 3.50%, 11/25/57 (1) 28 25
GCAT Trust
Series 2021-NQM3, Class A2, CMO, ARM, 1.348%, 5/25/66 (1) 397 353
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A4, CMO, ARM, 2.50%, 2/25/52 (1) 1,252 1,047
HOMES Trust
Series 2025-NQM2, Class A1, CMO, STEP, 5.425%, 2/25/70 (1) 391 393
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A2, CMO, STEP, 5.04%, 6/25/67 (1) 1,060 1,056
JPMorgan Mortgage Trust
Series 2019-INV3, Class A15, CMO, ARM, 3.50%, 5/25/50 (1) 60 54
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM, 3.50%, 5/25/50 (1) 69 63
JPMorgan Mortgage Trust
Series 2020-INV2, Class A15, CMO, ARM, 3.00%, 10/25/50 (1) 215 189
JPMorgan Mortgage Trust
Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1) 1,097 1,107
JPMorgan Mortgage Trust
Series 2025-NQM3, Class A1, CMO, ARM, 5.495%, 11/25/65 (1) 1,494 1,505
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM, 3.75%, 3/25/57 (1) 116 114
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1) 132 133
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1) 176 177
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 484 487

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
NYMT Loan Trust
Series 2025-INV1, Class A1, CMO, STEP, 5.402%, 4/25/60 (1) 217 219
OBX Trust
Series 2019-EXP2, Class 1A4, CMO, ARM, 4.00%, 6/25/59 (1) 24 23
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM, 4.00%, 5/27/49 (1) 72 68
OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM, 3.00%, 5/25/60 (1) 19 17
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM, 3.00%, 5/25/60 (1) 40 36
OBX Trust
Series 2020-EXP3, Class 1A9, CMO, ARM, 3.00%, 1/25/60 (1) 317 281
OBX Trust
Series 2021-NQM1, Class M1, CMO, ARM, 2.219%, 2/25/66 (1) 598 465
OBX Trust
Series 2024-HYB1, Class A1, CMO, ARM, 3.631%, 3/25/53 (1) 282 281
OBX Trust
Series 2025-NQM14, Class A1B, CMO, STEP, 5.162%, 7/25/65 (1) 964 971
Santander Mortgage Asset Receivable Trust
Series 2025-NQM2, Class A1, CMO, STEP, 5.732%, 2/25/65 (1) 653 659
Sequoia Mortgage Trust
Series 2013-4, Class B1, CMO, ARM, 3.434%, 4/25/43  165 160
Sequoia Mortgage Trust
Series 2017-CH2, Class A19, CMO, ARM, 4.00%, 12/25/47 (1) 38 36
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM, 3.50%, 3/25/48 (1) 15 14
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM, 4.50%, 8/25/48 (1) 3 3
Starwood Mortgage Residential Trust
Series 2020-1, Class M1, CMO, ARM, 2.878%, 2/25/50 (1) 600 539
Starwood Mortgage Residential Trust
Series 2021-2, Class M1, CMO, ARM, 2.175%, 5/25/65 (1) 2,000 1,856
Starwood Mortgage Residential Trust
Series 2021-4, Class A3, CMO, ARM, 1.576%, 8/25/56 (1) 968 868
Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, CMO, ARM, 3.849%, 5/25/48 (1) 2 2
Structured Agency Credit Risk Debt Notes
Series 2025-DNA3, Class M1, CMO, ARM, SOFR30A + 1.10%,
5.172%, 9/25/45 (1) 284 284
Towd Point Mortgage Trust
Series 2024-3, Class A1B, CMO, ARM, 5.005%, 7/25/65 (1) 136 137
Towd Point Mortgage Trust
Series 2024-5, Class A1B, CMO, ARM, 4.601%, 10/25/64 (1) 1,413 1,414
Towd Point Mortgage Trust
Series 2025-1, Class A1A, CMO, ARM, 4.788%, 6/25/65 (1) 606 612

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Towd Point Mortgage Trust
Series 2025-1, Class A1B, CMO, ARM, 4.788%, 6/25/65 (1) 301 302
Verus Securitization Trust
Series 2023-1, Class A1, CMO, STEP, 5.85%, 12/25/67 (1) 676 675
Verus Securitization Trust
Series 2025-2, Class A1, CMO, STEP, 5.307%, 3/25/70 (1) 144 144
Verus Securitization Trust
Series 2025-INV1, Class A3, CMO, STEP, 5.953%, 2/25/70 (1) 699 706
Vista Point Securitization Trust
Series 2020-1, Class B1, CMO, ARM, 5.375%, 3/25/65 (1) 550 551
WinWater Mortgage Loan Trust
Series 2016-1, Class B3, CMO, ARM, 3.781%, 1/20/46 (1) 405 389
37,176
Commercial Mortgage-Backed Securities  2.9%
BANK
Series 2019-BN21, Class D, 2.50%, 10/17/52 (1) 1,036 779
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM, 1M TSFR + 2.274%, 6.233%,
11/15/34 (1) 365 5
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class C, ARM, 5.633%, 10/10/42 (1) 265 267
BPR Trust
Series 2021-TY, Class C, ARM, 1M TSFR + 1.814%, 5.773%,
9/15/38 (1) 635 633
BSREP Commercial Mortgage Trust
Series 2021-DC, Class C, ARM, 1M TSFR + 1.664%, 5.623%,
8/15/38 (1) 779 661
BX Commercial Mortgage Trust
Series 2024-GPA3, Class B, ARM, 1M TSFR + 1.642%, 5.601%,
12/15/39 (1) 454 454
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM, 1M TSFR + 1.641%, 5.60%,
5/15/41 (1) 623 623
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM, 1M TSFR + 1.841%, 5.80%,
5/15/41 (1) 623 623
BX Trust
Series 2021-VIEW, Class F, ARM, 1M TSFR + 4.044%, 8.003%,
6/15/36 (1) 1,195 1,190
BX Trust
Series 2025-TAIL, Class A, ARM, 1M TSFR + 1.40%, 5.359%,
6/15/35 (1) 225 225
BX Trust
Series 2025-VOLT, Class A, ARM, 1M TSFR + 1.70%, 5.70%,
12/15/44 (1) 745 745

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
BX Trust
Series 2025-VOLT, Class B, ARM, 1M TSFR + 2.10%, 6.10%,
12/15/44 (1) 555 556
CD Mortgage Trust
Series 2017-CD6, Class A5, 3.456%, 11/13/50  515 509
CENT
Series 2025-CITY, Class A, ARM, 5.091%, 7/10/40 (1) 755 768
Commercial Mortgage Trust
Series 2016-CR28, Class AHR, 3.651%, 2/10/49  162 161
Commercial Mortgage Trust
Series 2016-CR28, Class B, ARM, 4.731%, 2/10/49  1,130 1,105
CONE Trust
Series 2024-DFW1, Class A, ARM, 1M TSFR + 1.642%, 5.601%,
8/15/41 (1) 675 674
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5, 3.09%, 1/15/49  189 189
CSAIL Commercial Mortgage Trust
Series 2019-C18, Class C, ARM, 4.04%, 12/15/52  645 601
Extended Stay America Trust
Series 2025-ESH, Class C, ARM, 1M TSFR + 1.85%, 5.809%,
10/15/42 (1) 375 376
GS Mortgage Securities Trust
Series 2016-GS4, Class A3, 3.178%, 11/10/49  1,037 1,028
GS Mortgage Securities Trust
Series 2017-GS8, Class D, 2.70%, 11/10/50 (1) 1,025 808
HILT Commercial Mortgage Trust
Series 2024-ORL, Class B, ARM, 1M TSFR + 1.941%, 5.90%,
5/15/37 (1) 805 805
HYT Commercial Mortgage Trust
Series 2024-RGCY, Class A, ARM, 1M TSFR + 1.841%, 5.80%,
9/15/41 (1) 545 546
Ilpt Commercial Mortgage Trust
Series 2022-LPFX, Class C, ARM, 3.951%, 3/15/32 (1) 1,595 1,452
Real Estate Asset Liquidity Trust
Series 2025-1A, Class A1, 3.93%, 1/12/60 (CAD) (1) 1,845 1,324
Real Estate Asset Liquidity Trust
Series 2025-1A, Class A2, 4.40%, 1/12/60 (CAD) (1) 2,530 1,813
WB Commercial Mortgage Trust
Series 2024-HQ, Class A, ARM, 6.134%, 3/15/40 (1) 220 220
19,140
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $57,971) 56,316

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
PREFERRED STOCKS  0.2%
Insurance  0.2%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $1,290 (2)(3) 1 1,316
Total Preferred Stocks
(Cost $1,290) 1,316
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  24.4%
U.S. Government Agency Obligations  19.4%
Federal Home Loan Mortgage
2.50%, 5/1/30  53 52
3.00%, 4/1/47 - 1/1/48  103 94
3.50%, 8/1/42 - 3/1/46  2,851 2,726
4.00%, 8/1/40 - 1/1/46  221 217
4.50%, 6/1/39 - 5/1/42  101 102
5.00%, 7/1/33 - 8/1/40  34 35
5.50%, 10/1/38 - 1/1/40  24 25
6.00%, 10/1/32 - 8/1/38  8 9
6.50%, 9/1/34 - 4/1/37  45 47
7.00%, 4/1/32 - 6/1/32  — —
Federal Home Loan Mortgage, ARM
1Y CMT + 2.245%, 6.422%, 1/1/36  1 1
1Y CMT + 2.25%, 6.317%, 10/1/36  — —
1Y CMT + 2.347%, 6.332%, 11/1/34  2 2
RFUCCT1Y + 1.726%, 6.355%, 7/1/35  — —
RFUCCT1Y + 1.75%, 6.75%, 2/1/35  — —
RFUCCT1Y + 1.815%, 6.525%, 1/1/37  1 1
RFUCCT1Y + 1.848%, 6.451%, 3/1/36  1 1
RFUCCT1Y + 1.911%, 6.538%, 12/1/36  — —
RFUCCT1Y + 1.934%, 6.933%, 2/1/37  1 1
RFUCCT1Y + 2.032%, 6.604%, 11/1/36  1 1
Federal Home Loan Mortgage, CMO, IO
1.50%, 1/25/51  2,589 259
2.00%, 2/25/51  1,665 221
2.50%, 7/25/50 - 3/25/51  8,945 1,461
Federal Home Loan Mortgage, CMO, PO, Zero Coupon, 8/15/28  — —
Federal Home Loan Mortgage, UMBS
2.00%, 8/1/36 - 4/1/52  5,656 4,762
2.50%, 3/1/42 - 4/1/52  7,993 6,881
3.00%, 5/1/31 - 6/1/52  5,308 4,774
3.50%, 5/1/33 - 3/1/48  1,264 1,209
4.00%, 12/1/49 - 6/1/52  1,606 1,543

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
4.50%, 5/1/50  72 71
5.00%, 12/1/41 - 10/1/55  2,851 2,863
5.50%, 8/1/53 - 9/1/55  5,965 6,089
6.00%, 2/1/53 - 8/1/55  4,494 4,622
6.50%, 9/1/54 - 9/1/55  1,181 1,229
Federal National Mortgage Assn., 3.00%, 2/1/44  3 3
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.34%, 6.215%, 12/1/35  1 1
RFUCCT1Y + 1.523%, 6.317%, 7/1/35  — —
RFUCCT1Y + 1.613%, 6.359%, 12/1/35  2 2
RFUCCT1Y + 1.655%, 6.28%, 8/1/37  — —
RFUCCT1Y + 1.70%, 6.20%, 11/1/37  1 1
RFUCCT1Y + 1.722%, 6.357%, 11/1/35  1 1
RFUCCT1Y + 1.77%, 6.645%, 12/1/35  — —
RFUCCT1Y + 1.857%, 6.501%, 8/1/36  1 1
RFUCCT1Y + 1.892%, 6.392%, 12/1/35  — —
RFUCCT1Y + 2.04%, 6.665%, 12/1/36  — 1
Federal National Mortgage Assn., CMO, IO
2.00%, 11/25/50 - 5/25/51  9,736 1,282
2.50%, 12/25/50  7,591 1,232
6.50%, 2/25/32  — —
Federal National Mortgage Assn., UMBS
1.50%, 11/1/36 - 1/1/42  2,787 2,472
2.00%, 9/1/36 - 3/1/52  19,103 15,955
2.50%, 5/1/30 - 9/1/52  9,887 8,621
3.00%, 1/1/27 - 3/1/52  3,073 2,838
3.50%, 4/1/31 - 7/1/50  2,110 1,991
4.00%, 11/1/37 - 11/1/52  3,587 3,498
4.50%, 7/1/39 - 10/1/52  4,043 4,003
5.00%, 7/1/33 - 9/1/53  1,636 1,655
5.50%, 12/1/33 - 11/1/55  6,659 6,774
6.00%, 11/1/32 - 10/1/55  6,937 7,171
6.50%, 7/1/32 - 8/1/55  4,195 4,367
7.00%, 7/1/29  — —
7.50%, 6/1/28  — —
UMBS, TBA (13)
2.00%, 12/1/40 - 12/1/55  9,225 7,663
2.50%, 12/1/55  6,645 5,653
3.00%, 12/1/55  3,515 3,121
3.50%, 12/1/55  3,585 3,316
4.00%, 12/1/55  2,520 2,400
4.50%, 12/1/55  745 729

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
5.00%, 12/1/55  2,160 2,155
126,204
U.S. Government Obligations  5.0%
Government National Mortgage Assn.
2.00%, 1/20/51 - 3/20/52  5,592 4,656
2.50%, 8/20/50 - 3/20/52  4,323 3,754
3.00%, 5/20/46 - 3/20/52  3,274 2,975
3.50%, 9/15/41 - 2/20/48  2,897 2,717
4.00%, 2/20/41 - 9/20/52  2,343 2,242
4.50%, 11/20/39 - 4/20/53  2,135 2,111
5.00%, 4/20/35 - 4/20/53  1,939 1,959
5.50%, 10/20/32 - 3/20/49  395 407
6.00%, 9/20/52 - 11/20/52  641 659
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  23 21
3.50%, 10/20/50  460 397
Government National Mortgage Assn., CMO, IO
2.00%, 12/20/50 - 2/20/51  3,951 456
2.50%, 11/20/50 - 11/20/51  11,068 1,588
3.50%, 3/20/43 - 5/20/43  157 16
4.00%, 2/20/43  16 3
Government National Mortgage Assn., TBA (13)
4.50%, 12/20/54  2,520 2,464
5.00%, 12/20/55  3,525 3,521
5.50%, 12/20/55  2,165 2,186
6.00%, 12/20/55  450 459
32,591
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $161,075) 158,795
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  22.1%
U.S. Treasury Obligations  22.1%
U.S. Treasury Bonds, 1.125%, 5/15/40  2,255 1,458
U.S. Treasury Bonds, 1.375%, 8/15/50 (14) 9,130 4,643
U.S. Treasury Bonds, 1.875%, 2/15/41  1,500 1,068
U.S. Treasury Bonds, 2.00%, 8/15/51  13,650 8,084
U.S. Treasury Bonds, 2.25%, 2/15/52  10,795 6,764
U.S. Treasury Bonds, 2.375%, 2/15/42  2,395 1,796
U.S. Treasury Bonds, 2.375%, 11/15/49  2,215 1,464
U.S. Treasury Bonds, 3.00%, 8/15/52  780 576
U.S. Treasury Bonds, 3.25%, 5/15/42  1,275 1,084
U.S. Treasury Bonds, 3.375%, 5/15/44  1,275 1,075

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bonds, 3.625%, 2/15/53  2,145 1,789
U.S. Treasury Bonds, 3.875%, 2/15/43  960 881
U.S. Treasury Bonds, 4.00%, 11/15/42  2,715 2,537
U.S. Treasury Bonds, 4.00%, 11/15/52  825 736
U.S. Treasury Bonds, 4.125%, 8/15/44  6,050 5,672
U.S. Treasury Bonds, 4.125%, 8/15/53  4,675 4,263
U.S. Treasury Bonds, 4.25%, 2/15/54  3,680 3,427
U.S. Treasury Bonds, 4.25%, 8/15/54 (14) 6,430 5,988
U.S. Treasury Bonds, 4.375%, 5/15/41  175 173
U.S. Treasury Bonds, 4.375%, 8/15/43  2,815 2,744
U.S. Treasury Bonds, 4.50%, 2/15/44  1,535 1,517
U.S. Treasury Bonds, 4.625%, 11/15/44  4,080 4,083
U.S. Treasury Bonds, 4.75%, 11/15/43  6,475 6,608
U.S. Treasury Bonds, 4.75%, 2/15/45  405 411
U.S. Treasury Bonds, 4.75%, 11/15/53  7,260 7,333
U.S. Treasury Bonds, 5.00%, 5/15/45  13,340 13,986
U.S. Treasury Notes, 0.625%, 8/15/30  1,350 1,178
U.S. Treasury Notes, 1.375%, 11/15/31  5,370 4,705
U.S. Treasury Notes, 1.875%, 2/15/32  580 521
U.S. Treasury Notes, 3.75%, 8/31/31  1,630 1,636
U.S. Treasury Notes, 3.875%, 8/15/34  950 946
U.S. Treasury Notes, 4.00%, 5/31/30  2,395 2,437
U.S. Treasury Notes, 4.00%, 7/31/30  5,495 5,590
U.S. Treasury Notes, 4.00%, 1/31/31 (14) 13,030 13,254
U.S. Treasury Notes, 4.125%, 3/31/32  3,235 3,306
U.S. Treasury Notes, 4.25%, 2/28/31  4,070 4,189
U.S. Treasury Notes, 4.25%, 11/15/34  6,440 6,585
U.S. Treasury Notes, 4.375%, 11/30/30  9,370 9,691
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $154,133) 144,198
SHORT-TERM INVESTMENTS  3.0%
Money Market Funds  3.0%
T. Rowe Price Government Reserve Fund, 4.02% (15)(16) 19,293 19,293
Total Short-Term Investments
(Cost $19,293) 19,293

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL  1.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.99% (15)(16) 884 884
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 884
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.0%
Money Market Funds 1.0%
T. Rowe Price Treasury Reserve Fund, 3.99% (15)(16) 6,532 6,532
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 6,532
Total Securities Lending Collateral
(Cost $7,416) 7,416
Total Investments in Securities
105.6% of Net Assets
(Cost $697,553) $ 687,762
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $200,752 and represents 30.8% of net assets.
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $6,445 and represents 1.0% of net assets.

T. ROWE PRICE Total Return Fund

.
.
.
.
.
.
.
.
.
.
(4) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(5) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at November 30, 2025, was $115 and was valued at $115 (0.0%
of net assets).
(6) All or a portion of this loan is unsettled as of November 30, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Non-income producing
(9) See Note 4 . All or a portion of this security is on loan at November 30, 2025.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(11) Perpetual security with no stated maturity date.
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(13) See Note 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $33,667 and represents 5.2% of net assets.
(14) At November 30, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(15) Seven-day yield
(16) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso

T. ROWE PRICE Total Return Fund

CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HUF Hungarian Forint
ICP Chilean Average Chamber Index
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PHP Philippines Peso
PIK Payment-in-kind
PLN Polish Zloty
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
PRIME Prime rate
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar

T. ROWE PRICE Total Return Fund

VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Call,
12/19/25 @ $81.00 201 1,628 (3)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Put,
12/19/25 @ $79.00 201 1,628 (2)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Call,
12/19/25 @ $80.00 200 1,620 (20)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Put,
12/19/25 @ $80.00 200 1,620 (6)
Total Options Written (Premiums $(23)) $ (31)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
SWAPS 1.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.4%
Credit Default Swaps, Protection Sold 0.5%
Goldman Sachs, Protection Sold
(Relevant Credit: Carvana, Caa1*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * 10 1 1 —
Goldman Sachs, Protection Sold
(Relevant Credit: Markit CDX.NA.IG-S45,
5 Year Index), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/30 79,725 3,117 2,971 146
JPMorgan Chase, Protection Sold
(Relevant Credit: Carvana, Caa1*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * 10 1 — 1
Total Bilateral Credit Default Swaps, Protection
Sold 2,972 147
Total Return Swaps (0.1)%
JPMorgan Chase, Receive Underlying
Reference: Apollo Debt Solutions at
Maturity, Pay Variable 4.435% (SOFR +
0.48%) at Maturity, 2/23/26 634 14 13 1
JPMorgan Chase, Receive Underlying
Reference: Ares Capital at Maturity, Pay
Variable 4.435% (SOFR + 0.48%) at
Maturity, 2/23/26 980 19 11 8
JPMorgan Chase, Receive Underlying
Reference: Ares Strategic Income Fund
at Maturity, Pay Variable 4.435% (SOFR
+ 0.48%) at Maturity, 2/23/26 227 3 2 1
JPMorgan Chase, Receive Underlying
Reference: Bain Capital Specialty
Finance at Maturity, Pay Variable 4.435%
(SOFR + 0.48%) at Maturity, 2/23/26 205 3 2 1
JPMorgan Chase, Receive Underlying
Reference: Blackstone Secured Lending
Fund at Maturity, Pay Variable 4.435%
(SOFR + 0.48%) at Maturity, 2/23/26 291 4 2 2
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Capital at Maturity,
Pay Variable 4.435% (SOFR + 0.48%) at
Maturity, 2/23/26 1,553 45 34 11

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.435% (SOFR +
0.48%) at Maturity, 2/23/26 970 13 12 1
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.435% (SOFR +
0.48%) at Maturity, 2/23/26 592 5 6 (1)
JPMorgan Chase, Receive Underlying
Reference: Carlyle Secured Lending at
Maturity, Pay Variable 4.435% (SOFR +
0.48%) at Maturity, 2/23/26 202 2 1 1
JPMorgan Chase, Receive Underlying
Reference: Goldman Sachs Private
Credit at Maturity, Pay Variable 4.435%
(SOFR + 0.48%) at Maturity, 2/23/26 313 1 — 1
JPMorgan Chase, Receive Underlying
Reference: Hercules Capital at Maturity,
Pay Variable 4.435% (SOFR + 0.48%) at
Maturity, 2/23/26 274 7 8 (1)
JPMorgan Chase, Receive Underlying
Reference: HPS Corporate Lending
Fund at Maturity, Pay Variable 4.435%
(SOFR + 0.48%) at Maturity, 2/23/26 294 5 3 2
Morgan Stanley, Pay Underlying
Reference: iBoxx USD Liquid High Yield
Index at Maturity, Receive Variable
4.122% (SOFR) Quarterly, 12/22/25 6,550 (427) — (427)
Morgan Stanley, Pay Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index at Maturity,
Receive Variable 4.122% (SOFR)
Quarterly, 3/20/26 6,600 (50) — (50)
Total Bilateral Total Return Swaps 94 (450)
Total Bilateral Swaps 3,066 (303)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.6%
Credit Default Swaps, Protection Bought 0.0%
Protection Bought (Relevant Credit:
Markit CDX.EMHY-S44, 5 Year Index),
Pay 1.00% Quarterly, Receive upon
credit default, 12/20/30 16,472 803 1,029 (226)
Protection Bought (Relevant Credit:
Markit iTraxx Europe Subordinated
Financials-S44, 5 Year Index), Pay
1.00% Quarterly, Receive upon credit
default, 12/20/30 (EUR) 56,550 (218) 68 (286)
Protection Bought (Relevant Credit:
Whirlpool), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/30 115 8 7 1
Total Centrally Cleared Credit Default Swaps,
Protection Bought (511)
Credit Default Swaps, Protection Sold 0.6%
Protection Sold (Relevant Credit: Markit
CDX.EM-S44, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/30 19,755 (273) (405) 132
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S45, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/30 19,768 1,664 1,535 129
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S44, 5 Year Index),
Receive 1.00% Quarterly, Pay upon
credit default, 12/20/30 (EUR) 85,000 2,221 1,944 277
Protection Sold (Relevant Credit: Oracle,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/30 * 3,268 (27) 37 (64)
Protection Sold (Relevant Credit: SES,
Baa3*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/30 (EUR) * 1,700 (73) (83) 10
Total Centrally Cleared Credit Default Swaps,
Protection Sold 484
Interest Rate Swaps (0.0)%
2 Year Interest Rate Swap, Receive
Fixed 4.520% Semi-Annually, Pay
Variable (0.755)% (ICP) Semi-Annually,
10/2/27 (CLP) 17,364,824 22 — 22

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
2 Year Interest Rate Swap, Receive
Fixed 4.533% Semi-Annually, Pay
Variable (0.768)% (ICP) Semi-Annually,
10/1/27 (CLP) 15,663,072 24 — 24
5 Year Interest Rate Swap, Pay Fixed
4.218% Annually, Receive Variable
4.840% (6M PLN WIBOR) Semi-
Annually, 7/22/30 (PLN) 30,313 (120) — (120)
5 Year Interest Rate Swap, Pay Fixed
4.228% Annually, Receive Variable
4.840% (6M PLN WIBOR) Semi-
Annually, 7/21/30 (PLN) 30,969 (127) — (127)
Total Centrally Cleared Interest Rate Swaps (201)
Total Centrally Cleared Swaps (228)
Net payments (receipts) of variation margin to date 203
Variation margin receivable (payable) on centrally cleared swaps $ (25)
* Credit ratings as of November 30, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $243.

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 1/16/26 MXN 18,375 USD 988 $ 10
Bank of America 1/16/26 USD 994 MXN 18,375 (4)
Bank of America 1/23/26 CHF 2,370 USD 2,993 (23)
Bank of America 2/20/26 USD 3,255 GBP 2,470 (14)
Barclays Bank 12/2/25 IDR 4,689,191 USD 281 —
Barclays Bank 12/2/25 TRY 24,116 USD 560 6
Barclays Bank 12/2/25 USD 282 IDR 4,689,191 —
Barclays Bank 12/5/25 COP 1,352,874 USD 361 (1)
Barclays Bank 1/15/26 TRY 72,455 USD 1,604 36
Barclays Bank 2/20/26 USD 3,236 GBP 2,470 (33)
Barclays Bank 3/6/26 USD 356 COP 1,352,874 —
Canadian Imperial Bank
of Commerce 12/2/25 CHF 441 USD 554 (5)
Canadian Imperial Bank
of Commerce 1/16/26 USD 2,306 HUF 780,783 (62)
Citibank 12/2/25 EGP 19,027 USD 395 4
Citibank 12/2/25 TWD 13,422 USD 427 —
Citibank 12/2/25 USD 399 EGP 19,027 —
Citibank 12/2/25 USD 1,329 SGD 1,716 4
Citibank 12/2/25 USD 428 TWD 13,422 —
Citibank 1/16/26 USD 2,295 HUF 780,783 (73)
Citibank 2/3/26 USD 430 TWD 13,422 1
Citibank 3/12/26 EGP 83,670 USD 1,593 93
Deutsche Bank 12/2/25 BRL 16,200 USD 2,896 136
Deutsche Bank 12/2/25 CNH 9,432 USD 1,329 5
Deutsche Bank 12/2/25 EGP 12,257 USD 257 —
Deutsche Bank 12/2/25 IDR 5,874,979 USD 352 1
Deutsche Bank 12/2/25 USD 3,037 BRL 16,200 5
Deutsche Bank 12/2/25 USD 2,045 CNH 14,512 (8)
Deutsche Bank 12/2/25 USD 258 EGP 12,257 1
Deutsche Bank 12/2/25 USD 353 IDR 5,874,979 —
Deutsche Bank 12/5/25 USD 4,854 COP 19,040,341 (211)
Deutsche Bank 1/16/26 USD 1,150 HUF 390,985 (36)
Deutsche Bank 2/3/26 EGP 12,257 USD 252 (1)
Deutsche Bank 2/3/26 USD 1,335 CNH 9,432 (5)
Deutsche Bank 2/3/26 USD 351 IDR 5,874,979 (2)
Goldman Sachs 12/2/25 BRL 2,779 USD 521 (1)
Goldman Sachs 12/2/25 INR 28,875 USD 323 —
Goldman Sachs 12/2/25 KRW 910,463 USD 618 1
Goldman Sachs 12/2/25 USD 516 BRL 2,779 (4)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 12/2/25 USD 324 INR 28,876 $ 1
Goldman Sachs 12/2/25 USD 621 KRW 910,463 2
Goldman Sachs 12/2/25 USD 771 THB 25,153 (10)
Goldman Sachs 2/3/26 BRL 2,779 USD 508 4
Goldman Sachs 2/3/26 INR 28,875 USD 323 (1)
Goldman Sachs 2/3/26 USD 620 KRW 910,463 (3)
Goldman Sachs 2/20/26 USD 4,840 EUR 4,185 (36)
HSBC Bank 12/2/25 THB 16,184 USD 498 4
HSBC Bank 12/2/25 USD 437 GBP 331 (1)
HSBC Bank 12/2/25 USD 855 MYR 3,603 (17)
HSBC Bank 2/3/26 GBP 331 USD 437 1
HSBC Bank 2/3/26 USD 500 THB 16,184 (5)
JPMorgan Chase 12/1/25 CAD 83 USD 59 —
JPMorgan Chase 12/1/25 USD 60 CAD 83 —
JPMorgan Chase 12/2/25 AUD 42 USD 27 —
JPMorgan Chase 12/2/25 AUD 40 USD 26 —
JPMorgan Chase 12/2/25 BRL 8 USD 1 —
JPMorgan Chase 12/2/25 BRL 17,759 USD 3,330 (6)
JPMorgan Chase 12/2/25 CHF 3 USD 3 —
JPMorgan Chase 12/2/25 CLP 359,955 USD 385 3
JPMorgan Chase 12/2/25 CNH 234 USD 33 —
JPMorgan Chase 12/2/25 COP 71,963 USD 18 1
JPMorgan Chase 12/2/25 COP 864,365 USD 231 (1)
JPMorgan Chase 12/2/25 CZK 4,999 USD 238 1
JPMorgan Chase 12/2/25 CZK 5,704 USD 274 —
JPMorgan Chase 12/2/25 EGP 6,770 USD 142 —
JPMorgan Chase 12/2/25 EUR 8 USD 9 —
JPMorgan Chase 12/2/25 EUR 719 USD 835 —
JPMorgan Chase 12/2/25 GBP 353 USD 464 4
JPMorgan Chase 12/2/25 HUF 121,443 USD 361 8
JPMorgan Chase 12/2/25 IDR 1,339,200 USD 80 —
JPMorgan Chase 12/2/25 ILS 1,436 USD 440 1
JPMorgan Chase 12/2/25 ILS 19 USD 6 —
JPMorgan Chase 12/2/25 INR 15,831 USD 177 —
JPMorgan Chase 12/2/25 JPY 107,427 USD 693 (5)
JPMorgan Chase 12/2/25 KRW 489,403 USD 335 (2)
JPMorgan Chase 12/2/25 MXN 10,946 USD 588 10
JPMorgan Chase 12/2/25 MYR 60 USD 14 —
JPMorgan Chase 12/2/25 MYR 1,095 USD 266 (1)
JPMorgan Chase 12/2/25 NOK 587 USD 57 1

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 12/2/25 NOK 878 USD 87 $ —
JPMorgan Chase 12/2/25 NZD 2 USD 1 —
JPMorgan Chase 12/2/25 NZD 400 USD 229 —
JPMorgan Chase 12/2/25 PEN 434 USD 128 1
JPMorgan Chase 12/2/25 PEN 469 USD 140 —
JPMorgan Chase 12/2/25 PHP 3,376 USD 57 —
JPMorgan Chase 12/2/25 PLN 1,208 USD 330 1
JPMorgan Chase 12/2/25 SEK 3,287 USD 347 1
JPMorgan Chase 12/2/25 SGD 600 USD 461 2
JPMorgan Chase 12/2/25 THB 8,969 USD 277 2
JPMorgan Chase 12/2/25 TRY 770 USD 18 —
JPMorgan Chase 12/2/25 TWD 3,445 USD 110 (1)
JPMorgan Chase 12/2/25 USD 53 AUD 82 —
JPMorgan Chase 12/2/25 USD 3,063 BRL 16,320 8
JPMorgan Chase 12/2/25 USD 270 BRL 1,447 —
JPMorgan Chase 12/2/25 USD 41 CHF 33 —
JPMorgan Chase 12/2/25 USD 388 CLP 359,956 —
JPMorgan Chase 12/2/25 USD 244 COP 911,629 1
JPMorgan Chase 12/2/25 USD 6 COP 24,699 —
JPMorgan Chase 12/2/25 USD 510 CZK 10,703 (4)
JPMorgan Chase 12/2/25 USD 139 EGP 6,613 1
JPMorgan Chase 12/2/25 USD 3 EGP 157 —
JPMorgan Chase 12/2/25 USD 2 EUR 2 —
JPMorgan Chase 12/2/25 USD 29 GBP 22 —
JPMorgan Chase 12/2/25 USD 366 HUF 121,443 (3)
JPMorgan Chase 12/2/25 USD 80 IDR 1,339,200 —
JPMorgan Chase 12/2/25 USD 234 ILS 760 1
JPMorgan Chase 12/2/25 USD 211 ILS 694 (2)
JPMorgan Chase 12/2/25 USD 179 INR 15,831 2
JPMorgan Chase 12/2/25 USD 238 JPY 36,429 4
JPMorgan Chase 12/2/25 USD 453 JPY 70,998 (1)
JPMorgan Chase 12/2/25 USD 334 KRW 489,403 1
JPMorgan Chase 12/2/25 USD 593 MXN 10,946 (5)
JPMorgan Chase 12/2/25 USD 300 MYR 1,243 (1)
JPMorgan Chase 12/2/25 USD 145 NOK 1,465 —
JPMorgan Chase 12/2/25 USD 226 NZD 401 (4)
JPMorgan Chase 12/2/25 USD 129 PEN 434 —
JPMorgan Chase 12/2/25 USD 139 PEN 469 —
JPMorgan Chase 12/2/25 USD 136 PLN 497 —
JPMorgan Chase 12/2/25 USD 194 PLN 711 (1)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 12/2/25 USD 4 SEK 36 $ —
JPMorgan Chase 12/2/25 USD 340 SEK 3,251 (5)
JPMorgan Chase 12/2/25 USD 18 SGD 24 —
JPMorgan Chase 12/2/25 USD 583 TRY 24,886 (1)
JPMorgan Chase 12/2/25 USD 110 TWD 3,445 —
JPMorgan Chase 12/2/25 USD 242 ZAR 4,178 (2)
JPMorgan Chase 12/2/25 ZAR 4,178 USD 241 3
JPMorgan Chase 12/18/25 ILS 28 USD 9 —
JPMorgan Chase 12/18/25 USD 9 ILS 28 —
JPMorgan Chase 1/2/26 USD 39 CAD 54 —
JPMorgan Chase 2/3/26 BRL 76 USD 14 —
JPMorgan Chase 2/3/26 CHF 33 USD 41 —
JPMorgan Chase 2/3/26 CLP 7,537 USD 8 —
JPMorgan Chase 2/3/26 COP 33,336 USD 9 —
JPMorgan Chase 2/3/26 EGP 505 USD 10 —
JPMorgan Chase 2/3/26 HUF 111,585 USD 335 3
JPMorgan Chase 2/3/26 INR 436 USD 5 —
JPMorgan Chase 2/3/26 JPY 70,998 USD 456 1
JPMorgan Chase 2/3/26 JPY 540 USD 3 —
JPMorgan Chase 2/3/26 MXN 5,330 USD 286 3
JPMorgan Chase 2/3/26 NZD 231 USD 130 3
JPMorgan Chase 2/3/26 PEN 12 USD 4 —
JPMorgan Chase 2/3/26 PLN 477 USD 130 1
JPMorgan Chase 2/3/26 SEK 3,284 USD 344 5
JPMorgan Chase 2/3/26 TRY 20,665 USD 461 —
JPMorgan Chase 2/3/26 USD 27 AUD 42 —
JPMorgan Chase 2/3/26 USD 1 CHF 1 —
JPMorgan Chase 2/3/26 USD 196 CLP 183,362 (2)
JPMorgan Chase 2/3/26 USD 3 CNH 18 —
JPMorgan Chase 2/3/26 USD 241 CZK 5,053 (1)
JPMorgan Chase 2/3/26 USD 1 IDR 23,850 —
JPMorgan Chase 2/3/26 USD 444 ILS 1,447 (1)
JPMorgan Chase 2/3/26 USD 25 KRW 37,000 —
JPMorgan Chase 2/3/26 USD 1 MYR 5 —
JPMorgan Chase 2/3/26 USD 58 NOK 598 (1)
JPMorgan Chase 2/3/26 USD 37 PHP 2,209 —
JPMorgan Chase 2/3/26 USD 3 SGD 4 —
JPMorgan Chase 2/3/26 USD 1 THB 47 —
JPMorgan Chase 2/3/26 USD 25 TWD 785 —
JPMorgan Chase 2/3/26 ZAR 1,107 USD 64 1

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 2/20/26 EUR 97 USD 113 $ —
JPMorgan Chase 2/20/26 USD 112 EUR 95 1
JPMorgan Chase 2/20/26 USD 539 EUR 463 (1)
Morgan Stanley 12/2/25 CNH 4,846 USD 682 3
Morgan Stanley 12/2/25 COP 1,407,365 USD 376 (1)
Morgan Stanley 12/2/25 USD 369 COP 1,407,366 (5)
Morgan Stanley 2/3/26 COP 1,407,365 USD 366 5
Morgan Stanley 2/20/26 USD 790 EUR 678 —
Morgan Stanley 2/20/26 USD 652 EUR 563 (4)
NatWest Bank 12/2/25 SGD 1,140 USD 874 6
NatWest Bank 2/3/26 USD 878 SGD 1,140 (6)
RBC Dominion
Securities 12/2/25 INR 44,706 USD 508 (8)
RBC Dominion
Securities 12/2/25 KRW 1,365,376 USD 931 (3)
RBC Dominion
Securities 12/2/25 TWD 15,149 USD 483 —
RBC Dominion
Securities 12/2/25 USD 842 EUR 725 —
RBC Dominion
Securities 12/2/25 USD 500 INR 44,707 —
RBC Dominion
Securities 12/2/25 USD 956 KRW 1,365,376 27
RBC Dominion
Securities 12/2/25 USD 492 TWD 15,149 10
RBC Dominion
Securities 12/5/25 COP 3,157,308 USD 829 11
RBC Dominion
Securities 12/5/25 COP 4,388,027 USD 1,174 (7)
RBC Dominion
Securities 1/5/26 EUR 725 USD 843 —
RBC Dominion
Securities 1/23/26 USD 4,967 CHF 3,950 16
RBC Dominion
Securities 1/26/26 USD 4,911 CAD 6,840 2
RBC Dominion
Securities 2/6/26 CLP 933,715 USD 990 17
RBC Dominion
Securities 2/6/26 USD 303 CLP 281,080 —
RBC Dominion
Securities 3/6/26 USD 793 COP 2,995,108 6

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
RBC Dominion
Securities 3/6/26 USD 1,184 COP 4,550,227 $ (12)
Societe Generale 12/2/25 COP 1,957,854 USD 504 17
Societe Generale 12/2/25 PEN 918 USD 270 3
Societe Generale 12/2/25 USD 514 CHF 411 2
Societe Generale 12/2/25 USD 523 COP 1,957,854 2
Societe Generale 12/2/25 USD 273 PEN 918 —
Standard Chartered 12/2/25 MYR 3,691 USD 891 2
Standard Chartered 12/2/25 USD 58 PHP 3,376 —
Standard Chartered 1/26/26 USD 4,423 CAD 6,160 2
Standard Chartered 2/3/26 USD 893 MYR 3,691 (3)
State Street 1/16/26 HUF 207,200 USD 619 9
State Street 1/16/26 USD 3,711 HUF 1,262,622 (118)
Toronto-Dominion Bank 12/2/25 CLP 359,956 USD 388 —
Toronto-Dominion Bank 12/2/25 USD 384 CLP 359,956 (4)
Toronto-Dominion Bank 1/26/26 USD 4,880 CAD 6,840 (29)
Toronto-Dominion Bank 2/20/26 USD 7,848 EUR 6,732 3
UBS Investment Bank 12/5/25 COP 8,681,029 USD 2,211 99
UBS Investment Bank 1/23/26 CHF 1,580 USD 1,994 (13)
UBS Investment Bank 2/20/26 USD 4,860 EUR 4,185 (17)
UBS Investment Bank 3/6/26 USD 1,213 COP 4,672,619 (15)
Wells Fargo 12/2/25 BRL 4,330 USD 800 11
Wells Fargo 12/2/25 PEN 883 USD 263 —
Wells Fargo 12/2/25 USD 812 BRL 4,330 1
Wells Fargo 12/2/25 USD 261 PEN 883 (2)
Wells Fargo 12/5/25 COP 1,461,104 USD 393 (4)
Wells Fargo 2/3/26 PEN 883 USD 260 2
Wells Fargo 3/6/26 USD 387 COP 1,461,104 3
Net unrealized gain (loss) on open forward
currency exchange contracts $ (209)

T. ROWE PRICE Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 22 Euro BOBL contracts 12/25 (3,011) $ (2)
Short, 60 Euro BTP contracts 12/25 (8,450) (185)
Short, 2 Euro BUND contracts 12/25 (299) —
Long, 1 Euro BUXL thirty year bond contracts 12/25 132 3
Long, 3 Euro OAT contracts 12/25 428 3
Short, 22 Euro SCHATZ contracts 12/25 (2,731) 3
Long, 29 Mini ten year JGB contracts 12/25 2,507 (33)
Short, 32 Government of Canada five year bond
contracts 3/26 (2,620) (6)
Short, 21 Government of Canada ten year bond
contracts 3/26 (1,848) (7)
Short, 5 U.K. Gilt ten year contracts 3/26 (606) (5)
Long, 901 U.S. Treasury Notes five year contracts 3/26 98,899 48
Long, 124 U.S. Treasury Notes ten year contracts 3/26 14,055 3
Long, 652 U.S. Treasury Notes two year contracts 3/26 136,176 (37)
Short, 269 Ultra U.S. Treasury Bonds contracts 3/26 (32,532) (210)
Long, 148 Ultra U.S. Treasury Notes ten year
contracts 3/26 17,198 57
Net payments (receipts) of variation margin to date 317
Variation margin receivable (payable) on open futures contracts $ (51)

T. ROWE PRICE Total Return Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.02% $ — $ — $ 205++
T. Rowe Price Treasury Reserve Fund, 3.99% — — —++
Totals $ —# $ — $ 205+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
11/30/25
T. Rowe Price Government
Reserve Fund, 4.02% $ 20,434  ¤  ¤ $ 19,293
T. Rowe Price Treasury
Reserve Fund, 3.99% —  ¤  ¤ 7,416
Total $ 26,709^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $205 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $26,709.

T. ROWE PRICE Total Return Fund
November 30, 2025 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $697,553) $ 687,762
Interest receivable 5,310
Receivable for investment securities sold 3,456
Bilateral swap premiums paid 3,066
Unrealized gain on forward currency exchange contracts 649
Cash 595
Receivable for shares sold 460
Unrealized gain on bilateral swaps 176
Due from affiliates 8
Foreign currency (cost $5) 5
Other assets 65
Total assets 701,552
Liabilities
Payable for investment securities purchased 40,167
Obligation to return securities lending collateral 7,416
Unrealized loss on forward currency exchange contracts 858
Payable for shares redeemed 697
Unrealized loss on bilateral swaps 479
Investment management fees payable 162
Variation margin payable on futures contracts 51
Options written (premiums $23) 31
Variation margin payable on centrally cleared swaps 25
Other liabilities 611
Total liabilities 50,497
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 651,055

T. ROWE PRICE Total Return Fund
November 30, 2025 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (126,749)
Paid-in capital applicable to 76,759,878 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 777,804
NET ASSETS $ 651,055
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $101,701; Shares outstanding: 11,996,201) $ 8.48
Advisor Class
(Net assets: $951; Shares outstanding: 112,122) $ 8.48
I Class
(Net assets: $548,403; Shares outstanding: 64,651,555) $ 8.48

T. ROWE PRICE Total Return Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
11/30/25
Investment Income (Loss)
Income
.
  Interest $ 17,618
Dividend 281
Securities lending 10
Total income 17,909
Expenses
Investment management 1,000
Shareholder servicing
Investor Class $ 89
Advisor Class 1
I Class 21 111
Rule 12b-1 fees
Advisor Class 1
Prospectus and shareholder reports
Investor Class 6
Advisor Class 1
I Class 5 12
Custody and accounting 146
Registration 44
Legal and audit 27
Directors 1
Miscellaneous 11
Waived / paid by Price Associates (213)
Total expenses 1,140
Net investment income 16,769

T. ROWE PRICE Total Return Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (6,658)
Futures 4,346
Swaps (1,877)
Options written 138
Forward currency exchange contracts 82
Foreign currency transactions 33
Net realized loss (3,936)
Change in net unrealized gain / loss
Securities 21,097
Futures (1,016)
Swaps (376)
Options written (16)
Forward currency exchange contracts (321)
TBA Sales Commitments (26)
Other assets and liabilities denominated in foreign currencies 13
Change in net unrealized gain / loss 19,355
Net realized and unrealized gain / loss 15,419
INCREASE IN NET ASSETS FROM OPERATIONS $ 32,188

T. ROWE PRICE Total Return Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/25
Year
Ended
5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 16,769 $ 34,534
Net realized loss (3,936) (5,913)
Change in net unrealized gain / loss 19,355 9,849
Increase in net assets from operations 32,188 38,470
Distributions to shareholders
Net earnings
Investor Class (2,541) (4,988)
Advisor Class (22) (38)
I Class (14,720) (28,914)
Tax return of capital – –
Investor Class – (89)
Advisor Class – (1)
I Class – (526)
Decrease in net assets from distributions (17,283) (34,556)
Capital share transactions
*
Shares sold
Investor Class 24,271 37,769
Advisor Class 90 91
I Class 21,826 63,797
Distributions reinvested
Investor Class 2,494 4,981
Advisor Class 22 39
I Class 11,920 23,706
Shares redeemed
Investor Class (24,220) (42,157)
Advisor Class (36) (35)
I Class (52,428) (86,028)
Increase (decrease) in net assets from capital
share transactions (16,061) 2,163

T. ROWE PRICE Total Return Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Year
Ended
5/31/25
Net Assets
Increase (decrease) during period (1,156) 6,077
Beginning of period 652,211 646,134
End of period $ 651,055 $ 652,211
*Share information (000s)
Shares sold
Investor Class 2,882 4,493
Advisor Class 11 10
I Class 2,595 7,588
Distributions reinvested
Investor Class 296 593
Advisor Class 2 5
I Class 1,415 2,821
Shares redeemed
Investor Class (2,877) (5,034)
Advisor Class (4) (4)
I Class (6,208) (10,211)
Increase (decrease) in shares outstanding (1,888) 261

T. ROWE PRICE Total Return Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Total Return Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Total Return Fund (the
fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to maximize total return through income and, secondarily, capital appreciation. The fund has three classes of shares:
the Total Return Fund (Investor Class), the Total Return Fund–Advisor Class
(Advisor Class) and the Total Return Fund–I Class (I Class). Advisor Class
shares are sold only through various brokers and other financial intermediaries.
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received

T. ROWE PRICE Total Return Fund

from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Total Return Fund

New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Total Return Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE Total Return Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.

T. ROWE PRICE Total Return Fund

Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):

T. ROWE PRICE Total Return Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 337,875 $ — $ 337,875
Asset-Backed Securities — 83,761 1,387 85,148
Bank Loans — 45,639 952 46,591
Common Stocks 1 17 — 18
Convertible Preferred Stocks 382 — 500 882
Corporate Bonds — 129,978 2,929 132,907
Non-U.S. Government
Mortgage-Backed Securities — 56,020 296 56,316
Preferred Stocks — — 1,316 1,316
Short-Term Investments 19,293 — — 19,293
Securities Lending Collateral 7,416 — — 7,416
Total Securities 27,092 653,290 7,380 687,762
Swaps* — 3,835 — 3,835
Forward Currency Exchange
Contracts — 649 — 649
Futures Contracts* 117 — — 117
Total $ 27,209 $ 657,774 $ 7,380 $ 692,363
Liabilities
Options Written — 31 — 31
Swaps* — 1,300 — 1,300
Forward Currency Exchange
Contracts — 858 — 858
Futures Contracts* 485 — — 485
Total $ 485 $ 2,189 $ — $ 2,674
1
Includes Convertible Bonds, Foreign Government Obligations & Municipalities,
Municipal Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S.
Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Total Return Fund

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
November 30, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at November 30, 2025, totaled $64,000 for the six months ended November 30, 2025. During the six months, transfers out of Level 3 were because observable market data became available for the security.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of
Additional Information. The fund may use derivatives for a variety of purposes
($000s)
Beginning
Balance
5/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Out of
Level 3
Ending
Balance
11/30/25
Investment in
Securities
Asset-Backed
Securities $ 1,395 $ 8 $ — $ (16) $ — $ 1,387
Bank Loans 2,226 4 729 (802) (1,205) 952
Convertible
Preferred Stocks 500 — — — — 500
Corporate Bonds 700 47 2,182 — — 2,929
Non-U.S.
Government
Mortgage-Backed
Securities 318 1 — (23) — 296
Preferred Stocks 1,312 4 — — — 1,316
Total $ 6,451 $ 64 $ 2,911 $ (841) $ (1,205) $ 7,380

T. ROWE PRICE Total Return Fund

and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
November 30, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Centrally Cleared Swaps, Futures $ 163
Foreign exchange derivatives Forwards 649
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 3,789
*
Total $ 4,601
*
Liabilities
Interest rate derivatives Centrally Cleared Swaps, Futures $ 732
Foreign exchange derivatives Forwards 858
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps, Options
Written 1,084
Total $ 2,674

T. ROWE PRICE Total Return Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (108) $ (108)
Interest rate
derivatives (1,001) — 4,295 — (1,951) 1,343
Foreign
exchange
derivatives — — — 82 — 82
Credit
derivatives (229) 138 — — 182 91
Equity
derivatives (279) — 51 — — (228)
Total $ (1,509) $ 138 $ 4,346 $ 82 $ (1,877) $ 1,180

T. ROWE PRICE Total Return Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 25 $ 25
Interest rate
derivatives 399 — (1,016) — (37) (655)
Foreign
exchange
derivatives — — — (321) — (321)
Credit
derivatives — (16) — — (364) (378)
Equity
derivatives 165 — — — — 165
Total $ 564 $ (16) $ (1,016) $ (321) $ (376) $ (1,164)
^ Options purchased are reported as securities.

T. ROWE PRICE Total Return Fund

to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs), with a Credit
Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments;
both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30,
2025, securities valued at $279,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of November 30, 2025,

T. ROWE PRICE Total Return Fund

collateral pledged by counterparties to the fund for bilateral derivatives consisted of $3,050,000 cash. As of November 30, 2025, securities valued at $8,496,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 3% and 10% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments;
as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently

T. ROWE PRICE Total Return Fund

invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 29% and 46% of net assets.
Options   The fund is subject to interest rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure.
The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-
traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and
Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date

T. ROWE PRICE Total Return Fund

and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30,
2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 71% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure.
Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of
Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract

T. ROWE PRICE Total Return Fund

(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2025, the notional amount of protection sold by the fund totaled $223,138,000 (34.3% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE Total Return Fund

Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between
38% and 63% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing

T. ROWE PRICE Total Return Fund

accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs

T. ROWE PRICE Total Return Fund

based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip.
MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of November 30, 2025, securities valued at $74,000 had been posted by the fund to counterparties for MSFTA Transactions. No collateral was pledged by counterparties to the fund for MSFTA Transactions as of November 30, 2025.
Dollar Rolls   The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute

T. ROWE PRICE Total Return Fund

a “roll” to obtain better underlying mortgage securities or to enhance returns.
While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment-grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial

T. ROWE PRICE Total Return Fund

funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S.
government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs.
In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2025, the value of loaned securities was
$8,147,000; the aggregate value of collateral was $8,718,000 and consisted of cash collateral and related investments of $7,416,000 and U.S. government securities of $1,302,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $146,395,000 and $115,825,000, respectively, for the six months ended November 30, 2025. Purchases and sales of U.S. government securities aggregated $320,192,000 and $344,470,000, respectively, for the six months ended November 30, 2025.

T. ROWE PRICE Total Return Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2025, the fund had
$106,621,000 of available capital loss carryforwards.
At November 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $705,077,000. Net unrealized loss aggregated
$11,221,000 at period-end, of which $12,080,000 related to appreciated investments and $23,301,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.02%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2025, the effective annual group fee rate was 0.28%.

T. ROWE PRICE Total Return Fund

The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended November 30, 2025 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,158,000 remain subject to repayment by the fund at November 30, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.

T. ROWE PRICE Total Return Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended November 30, 2025, expenses incurred pursuant to these service agreements were $61,000 for
Price Associates and $64,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.46% 0.75% 0.02%
Expense limitation date 07/31/27 07/31/27 07/31/27
(Waived)/repaid during the period ($000s) $(51) $(1) $(161)

T. ROWE PRICE Total Return Fund

security. During the six months ended November 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets,

T. ROWE PRICE Total Return Fund

while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F228-051 1/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)   The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2)   Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

    (3)   Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)      A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Total Return Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 16, 2026